Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Janus Investment Fund
Entity Central Index Key	0000277751
Document Period End Date	Jun. 30, 2024
C000077664 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class A Shares
Trading Symbol	JHYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class A Shares/JHYAX)	$98	0.94%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson High-Yield Fund Class A Shares returned 9.34%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index, returned 10.44%.
Top Contributors to Performance
Security selection within high-yield corporate bonds contributed to returns relative to the performance benchmark. We rotated some of our corporate exposure into loans as we felt they offered attractive relative value, and this exposure further contributed. At an industry level, security selection within technology and finance companies and an underweight allocation to cable satellites was beneficial. On a single-name basis, Cruise operator Carnival Corporation contributed as the cruise industry saw a rebound in demand.
Top Detractors from Performance
Security selection within CCC rated bonds weighed on returns relative to the performance benchmark. At an industry level, security selection within packaging, healthcare, and metals and mining detracted. Individual detractors included Ard Finance, principal shareholder of packaging manufacturer Ardagh Group. The packaging industry generally lagged relative to other industries, and the company released a set of financial results that fell short of expectations during the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson High-Yield Fund (Class A Shares/JHYAX) at NAV	9.34%	2.54%	3.09%
Janus Henderson High-Yield Fund (Class A Shares/JHYAX) at Maximum Offering Price - 4.75%	4.17%	1.54%	2.59%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Bloomberg U.S. Corporate High-Yield Bond Index	10.44%	3.92%	4.31%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 705,000,000
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 4,400,000
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$705M
Number of portfolio holdings	155
Total investment advisory fee paid	$4.4M
Portfolio turnover rate	87%
Weighted average maturity	5.1 Years
Effective duration	3.2 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	85.9
Bank Loans and Mezzanine Loans	4.1
Asset-Backed/Commercial Mortgage-Backed Securities	3.5
Investment Companies	3.4
Common Stocks	1.9
Investments Purchased with Cash Collateral from Securities Lending	1.7
Preferred Stocks	0.4
Convertible Preferred Stocks	0.3
Other	(1.2)
Ratings Summary (% of net assets)†
AA	7.6
BBB	1.0
BB	34.0
B	39.2
CCC	7.7
Not Rated	5.6
Other	4.9
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077665 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class C Shares
Trading Symbol	JDHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class C Shares/JDHCX)	$165	1.58%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.58%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson High-Yield Fund Class C Shares returned 8.64%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index, returned 10.44%.
Top Contributors to Performance
Security selection within high-yield corporate bonds contributed to returns relative to the performance benchmark. We rotated some of our corporate exposure into loans as we felt they offered attractive relative value, and this exposure further contributed. At an industry level, security selection within technology and finance companies and an underweight allocation to cable satellites was beneficial. On a single-name basis, Cruise operator Carnival Corporation contributed as the cruise industry saw a rebound in demand.
Top Detractors from Performance
Security selection within CCC rated bonds weighed on returns relative to the performance benchmark. At an industry level, security selection within packaging, healthcare, and metals and mining detracted. Individual detractors included Ard Finance, principal shareholder of packaging manufacturer Ardagh Group. The packaging industry generally lagged relative to other industries, and the company released a set of financial results that fell short of expectations during the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson High-Yield Fund (Class C Shares/JDHCX) at NAV	8.64%	1.83%	2.39%
Janus Henderson High-Yield Fund (Class C Shares/JDHCX) with Contingent Deferred Sales Charge	7.64%*	1.83%	2.39%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Bloomberg U.S. Corporate High-Yield Bond Index	10.44%	3.92%	4.31%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 705,000,000
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 4,400,000
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$705M
Number of portfolio holdings	155
Total investment advisory fee paid	$4.4M
Portfolio turnover rate	87%
Weighted average maturity	5.1 Years
Effective duration	3.2 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	85.9
Bank Loans and Mezzanine Loans	4.1
Asset-Backed/Commercial Mortgage-Backed Securities	3.5
Investment Companies	3.4
Common Stocks	1.9
Investments Purchased with Cash Collateral from Securities Lending	1.7
Preferred Stocks	0.4
Convertible Preferred Stocks	0.3
Other	(1.2)
Ratings Summary (% of net assets)†
AA	7.6
BBB	1.0
BB	34.0
B	39.2
CCC	7.7
Not Rated	5.6
Other	4.9
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000083516 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class D Shares
Trading Symbol	JNHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class D Shares/JNHYX)	$80	0.76%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson High-Yield Fund Class D Shares returned 9.54%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index, returned 10.44%.
Top Contributors to Performance
Security selection within high-yield corporate bonds contributed to returns relative to the performance benchmark. We rotated some of our corporate exposure into loans as we felt they offered attractive relative value, and this exposure further contributed. At an industry level, security selection within technology and finance companies and an underweight allocation to cable satellites was beneficial. On a single-name basis, Cruise operator Carnival Corporation contributed as the cruise industry saw a rebound in demand.
Top Detractors from Performance
Security selection within CCC rated bonds weighed on returns relative to the performance benchmark. At an industry level, security selection within packaging, healthcare, and metals and mining detracted. Individual detractors included Ard Finance, principal shareholder of packaging manufacturer Ardagh Group. The packaging industry generally lagged relative to other industries, and the company released a set of financial results that fell short of expectations during the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson High-Yield Fund (Class D Shares/JNHYX)	9.54%	2.75%	3.31%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Bloomberg U.S. Corporate High-Yield Bond Index	10.44%	3.92%	4.31%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 705,000,000
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 4,400,000
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$705M
Number of portfolio holdings	155
Total investment advisory fee paid	$4.4M
Portfolio turnover rate	87%
Weighted average maturity	5.1 Years
Effective duration	3.2 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	85.9
Bank Loans and Mezzanine Loans	4.1
Asset-Backed/Commercial Mortgage-Backed Securities	3.5
Investment Companies	3.4
Common Stocks	1.9
Investments Purchased with Cash Collateral from Securities Lending	1.7
Preferred Stocks	0.4
Convertible Preferred Stocks	0.3
Other	(1.2)
Ratings Summary (% of net assets)†
AA	7.6
BBB	1.0
BB	34.0
B	39.2
CCC	7.7
Not Rated	5.6
Other	4.9
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077666 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class I Shares
Trading Symbol	JHYFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class I Shares/JHYFX)	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson High-Yield Fund Class I Shares returned 9.56%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index, returned 10.44%.
Top Contributors to Performance
Security selection within high-yield corporate bonds contributed to returns relative to the performance benchmark. We rotated some of our corporate exposure into loans as we felt they offered attractive relative value, and this exposure further contributed. At an industry level, security selection within technology and finance companies and an underweight allocation to cable satellites was beneficial. On a single-name basis, Cruise operator Carnival Corporation contributed as the cruise industry saw a rebound in demand.
Top Detractors from Performance
Security selection within CCC rated bonds weighed on returns relative to the performance benchmark. At an industry level, security selection within packaging, healthcare, and metals and mining detracted. Individual detractors included Ard Finance, principal shareholder of packaging manufacturer Ardagh Group. The packaging industry generally lagged relative to other industries, and the company released a set of financial results that fell short of expectations during the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson High-Yield Fund (Class I Shares/JHYFX)	9.56%	2.79%	3.36%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Bloomberg U.S. Corporate High-Yield Bond Index	10.44%	3.92%	4.31%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 705,000,000
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 4,400,000
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$705M
Number of portfolio holdings	155
Total investment advisory fee paid	$4.4M
Portfolio turnover rate	87%
Weighted average maturity	5.1 Years
Effective duration	3.2 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	85.9
Bank Loans and Mezzanine Loans	4.1
Asset-Backed/Commercial Mortgage-Backed Securities	3.5
Investment Companies	3.4
Common Stocks	1.9
Investments Purchased with Cash Collateral from Securities Lending	1.7
Preferred Stocks	0.4
Convertible Preferred Stocks	0.3
Other	(1.2)
Ratings Summary (% of net assets)†
AA	7.6
BBB	1.0
BB	34.0
B	39.2
CCC	7.7
Not Rated	5.6
Other	4.9
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000114871 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class N Shares
Trading Symbol	JHYNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class N Shares/JHYNX)	$66	0.63%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson High-Yield Fund Class N Shares returned 9.68%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index, returned 10.44%.
Top Contributors to Performance
Security selection within high-yield corporate bonds contributed to returns relative to the performance benchmark. We rotated some of our corporate exposure into loans as we felt they offered attractive relative value, and this exposure further contributed. At an industry level, security selection within technology and finance companies and an underweight allocation to cable satellites was beneficial. On a single-name basis, Cruise operator Carnival Corporation contributed as the cruise industry saw a rebound in demand.
Top Detractors from Performance
Security selection within CCC rated bonds weighed on returns relative to the performance benchmark. At an industry level, security selection within packaging, healthcare, and metals and mining detracted. Individual detractors included Ard Finance, principal shareholder of packaging manufacturer Ardagh Group. The packaging industry generally lagged relative to other industries, and the company released a set of financial results that fell short of expectations during the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson High-Yield Fund (Class N Shares/JHYNX)	9.68%	2.89%	3.46%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Bloomberg U.S. Corporate High-Yield Bond Index	10.44%	3.92%	4.31%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 705,000,000
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 4,400,000
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$705M
Number of portfolio holdings	155
Total investment advisory fee paid	$4.4M
Portfolio turnover rate	87%
Weighted average maturity	5.1 Years
Effective duration	3.2 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	85.9
Bank Loans and Mezzanine Loans	4.1
Asset-Backed/Commercial Mortgage-Backed Securities	3.5
Investment Companies	3.4
Common Stocks	1.9
Investments Purchased with Cash Collateral from Securities Lending	1.7
Preferred Stocks	0.4
Convertible Preferred Stocks	0.3
Other	(1.2)
Ratings Summary (% of net assets)†
AA	7.6
BBB	1.0
BB	34.0
B	39.2
CCC	7.7
Not Rated	5.6
Other	4.9
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077667 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class R Shares
Trading Symbol	JHYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class R Shares/JHYRX)	$143	1.37%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson High-Yield Fund Class R Shares returned 8.87%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index, returned 10.44%.
Top Contributors to Performance
Security selection within high-yield corporate bonds contributed to returns relative to the performance benchmark. We rotated some of our corporate exposure into loans as we felt they offered attractive relative value, and this exposure further contributed. At an industry level, security selection within technology and finance companies and an underweight allocation to cable satellites was beneficial. On a single-name basis, Cruise operator Carnival Corporation contributed as the cruise industry saw a rebound in demand.
Top Detractors from Performance
Security selection within CCC rated bonds weighed on returns relative to the performance benchmark. At an industry level, security selection within packaging, healthcare, and metals and mining detracted. Individual detractors included Ard Finance, principal shareholder of packaging manufacturer Ardagh Group. The packaging industry generally lagged relative to other industries, and the company released a set of financial results that fell short of expectations during the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson High-Yield Fund (Class R Shares/JHYRX)	8.87%	2.10%	2.65%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Bloomberg U.S. Corporate High-Yield Bond Index	10.44%	3.92%	4.31%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 705,000,000
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 4,400,000
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$705M
Number of portfolio holdings	155
Total investment advisory fee paid	$4.4M
Portfolio turnover rate	87%
Weighted average maturity	5.1 Years
Effective duration	3.2 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	85.9
Bank Loans and Mezzanine Loans	4.1
Asset-Backed/Commercial Mortgage-Backed Securities	3.5
Investment Companies	3.4
Common Stocks	1.9
Investments Purchased with Cash Collateral from Securities Lending	1.7
Preferred Stocks	0.4
Convertible Preferred Stocks	0.3
Other	(1.2)
Ratings Summary (% of net assets)†
AA	7.6
BBB	1.0
BB	34.0
B	39.2
CCC	7.7
Not Rated	5.6
Other	4.9
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077668 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class S Shares
Trading Symbol	JDHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class S Shares/JDHYX)	$118	1.13%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson High-Yield Fund Class S Shares returned 9.14%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index, returned 10.44%.
Top Contributors to Performance
Security selection within high-yield corporate bonds contributed to returns relative to the performance benchmark. We rotated some of our corporate exposure into loans as we felt they offered attractive relative value, and this exposure further contributed. At an industry level, security selection within technology and finance companies and an underweight allocation to cable satellites was beneficial. On a single-name basis, Cruise operator Carnival Corporation contributed as the cruise industry saw a rebound in demand.
Top Detractors from Performance
Security selection within CCC rated bonds weighed on returns relative to the performance benchmark. At an industry level, security selection within packaging, healthcare, and metals and mining detracted. Individual detractors included Ard Finance, principal shareholder of packaging manufacturer Ardagh Group. The packaging industry generally lagged relative to other industries, and the company released a set of financial results that fell short of expectations during the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson High-Yield Fund (Class S Shares/JDHYX)	9.14%	2.37%	2.92%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Bloomberg U.S. Corporate High-Yield Bond Index	10.44%	3.92%	4.31%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 705,000,000
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 4,400,000
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$705M
Number of portfolio holdings	155
Total investment advisory fee paid	$4.4M
Portfolio turnover rate	87%
Weighted average maturity	5.1 Years
Effective duration	3.2 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	85.9
Bank Loans and Mezzanine Loans	4.1
Asset-Backed/Commercial Mortgage-Backed Securities	3.5
Investment Companies	3.4
Common Stocks	1.9
Investments Purchased with Cash Collateral from Securities Lending	1.7
Preferred Stocks	0.4
Convertible Preferred Stocks	0.3
Other	(1.2)
Ratings Summary (% of net assets)†
AA	7.6
BBB	1.0
BB	34.0
B	39.2
CCC	7.7
Not Rated	5.6
Other	4.9
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000028924 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class T Shares
Trading Symbol	JAHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class T Shares/JAHYX)	$90	0.86%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson High-Yield Fund Class T Shares returned 9.43%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the Bloomberg U.S. Corporate High-Yield Bond Index, returned 10.44%.
Top Contributors to Performance
Security selection within high-yield corporate bonds contributed to returns relative to the performance benchmark. We rotated some of our corporate exposure into loans as we felt they offered attractive relative value, and this exposure further contributed. At an industry level, security selection within technology and finance companies and an underweight allocation to cable satellites was beneficial. On a single-name basis, Cruise operator Carnival Corporation contributed as the cruise industry saw a rebound in demand.
Top Detractors from Performance
Security selection within CCC rated bonds weighed on returns relative to the performance benchmark. At an industry level, security selection within packaging, healthcare, and metals and mining detracted. Individual detractors included Ard Finance, principal shareholder of packaging manufacturer Ardagh Group. The packaging industry generally lagged relative to other industries, and the company released a set of financial results that fell short of expectations during the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson High-Yield Fund (Class T Shares/JAHYX)	9.43%	2.65%	3.22%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Bloomberg U.S. Corporate High-Yield Bond Index	10.44%	3.92%	4.31%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 705,000,000
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 4,400,000
Investment Company Portfolio Turnover	87.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$705M
Number of portfolio holdings	155
Total investment advisory fee paid	$4.4M
Portfolio turnover rate	87%
Weighted average maturity	5.1 Years
Effective duration	3.2 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	85.9
Bank Loans and Mezzanine Loans	4.1
Asset-Backed/Commercial Mortgage-Backed Securities	3.5
Investment Companies	3.4
Common Stocks	1.9
Investments Purchased with Cash Collateral from Securities Lending	1.7
Preferred Stocks	0.4
Convertible Preferred Stocks	0.3
Other	(1.2)
Ratings Summary (% of net assets)†
AA	7.6
BBB	1.0
BB	34.0
B	39.2
CCC	7.7
Not Rated	5.6
Other	4.9
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077718 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Conservative
Class Name	Class A Shares
Trading Symbol	JCAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class A Shares/JCAAX)	$50	0.48%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Global Allocation Fund – Conservative Class A Shares returned 7.51%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 0.93%. Its performance benchmark, the Global Conservative Allocation Index, returned 8.05%.
Top Contributors to Performance
The Fund’s broad asset allocation decisions proved beneficial to returns relative to the performance benchmark. The fund actively allocates across a range of underlying mutual funds, and a modest overweight to equities versus the performance benchmark aided results.
Top Detractors from Performance
Over the past year, diversification within the allocation to equity funds ultimately detracted from returns relative to the performance benchmark. Market gains were led by U.S. large-cap growth names, and the underlying fund exposure to mid- and small-cap equities generally hindered relative results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Conservative (Class A Shares/JCAAX) at NAV	7.51%	2.61%	2.61%
Janus Henderson Global Allocation Fund – Conservative (Class A Shares/JCAAX) at Maximum Offering Price - 5.75%	1.30%	1.41%	2.00%
Bloomberg Global Aggregate Bond Index	0.93%	(2.02)%	(0.42)%
Global Conservative Allocation Index	8.05%	3.14%	3.23%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 135,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$135M
Number of portfolio holdings	19
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	111%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Fixed Income Funds	36.5
Equity Funds	31.6
Exchange-Traded Funds (ETFs)	30.7
Money Markets	1.2
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Developed World Bond Fund - Class N Shares	20.5
Janus Henderson Flexible Bond Fund - Class N Shares	14.9
Janus Henderson Overseas Fund - Class N Shares	13.7
iShares Core International Aggregate Bond	9.6
iShares JP Morgan USD Emerging Markets Bond	8.3

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Developed World Bond Fund - Class N Shares	20.5
Janus Henderson Flexible Bond Fund - Class N Shares	14.9
Janus Henderson Overseas Fund - Class N Shares	13.7
iShares Core International Aggregate Bond	9.6
iShares JP Morgan USD Emerging Markets Bond	8.3

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser. In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.

Material Fund Change Strategies [Text Block]	Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser.
Material Fund Change Risks Change [Text Block]	In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.
C000077719 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Conservative
Class Name	Class C Shares
Trading Symbol	JCACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class C Shares/JCACX)	$125	1.21%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Global Allocation Fund – Conservative Class C Shares returned 6.66%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 0.93%. Its performance benchmark, the Global Conservative Allocation Index, returned 8.05%.
Top Contributors to Performance
The Fund’s broad asset allocation decisions proved beneficial to returns relative to the performance benchmark. The fund actively allocates across a range of underlying mutual funds, and a modest overweight to equities versus the performance benchmark aided results.
Top Detractors from Performance
Over the past year, diversification within the allocation to equity funds ultimately detracted from returns relative to the performance benchmark. Market gains were led by U.S. large-cap growth names, and the underlying fund exposure to mid- and small-cap equities generally hindered relative results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Conservative (Class C Shares/JCACX) at NAV	6.66%	1.90%	1.96%
Janus Henderson Global Allocation Fund – Conservative (Class C Shares/JCACX) with Contingent Deferred Sales Charge	5.66%*	1.90%	1.96%
Bloomberg Global Aggregate Bond Index	0.93%	(2.02)%	(0.42)%
Global Conservative Allocation Index	8.05%	3.14%	3.23%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 135,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$135M
Number of portfolio holdings	19
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	111%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Fixed Income Funds	36.5
Equity Funds	31.6
Exchange-Traded Funds (ETFs)	30.7
Money Markets	1.2
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Developed World Bond Fund - Class N Shares	20.5
Janus Henderson Flexible Bond Fund - Class N Shares	14.9
Janus Henderson Overseas Fund - Class N Shares	13.7
iShares Core International Aggregate Bond	9.6
iShares JP Morgan USD Emerging Markets Bond	8.3

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Developed World Bond Fund - Class N Shares	20.5
Janus Henderson Flexible Bond Fund - Class N Shares	14.9
Janus Henderson Overseas Fund - Class N Shares	13.7
iShares Core International Aggregate Bond	9.6
iShares JP Morgan USD Emerging Markets Bond	8.3

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser. In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.

Material Fund Change Strategies [Text Block]	Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser.
Material Fund Change Risks Change [Text Block]	In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.
C000083529 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Conservative
Class Name	Class D Shares
Trading Symbol	JMSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class D Shares/JMSCX)	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Global Allocation Fund – Conservative Class D Shares returned 7.77%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 0.93%. Its performance benchmark, the Global Conservative Allocation Index, returned 8.05%.
Top Contributors to Performance
The Fund’s broad asset allocation decisions proved beneficial to returns relative to the performance benchmark. The fund actively allocates across a range of underlying mutual funds, and a modest overweight to equities versus the performance benchmark aided results.
Top Detractors from Performance
Over the past year, diversification within the allocation to equity funds ultimately detracted from returns relative to the performance benchmark. Market gains were led by U.S. large-cap growth names, and the underlying fund exposure to mid- and small-cap equities generally hindered relative results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Conservative (Class D Shares/JMSCX)	7.77%	2.84%	2.83%
Bloomberg Global Aggregate Bond Index	0.93%	(2.02)%	(0.42)%
Global Conservative Allocation Index	8.05%	3.14%	3.23%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 135,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$135M
Number of portfolio holdings	19
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	111%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Fixed Income Funds	36.5
Equity Funds	31.6
Exchange-Traded Funds (ETFs)	30.7
Money Markets	1.2
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Developed World Bond Fund - Class N Shares	20.5
Janus Henderson Flexible Bond Fund - Class N Shares	14.9
Janus Henderson Overseas Fund - Class N Shares	13.7
iShares Core International Aggregate Bond	9.6
iShares JP Morgan USD Emerging Markets Bond	8.3

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Developed World Bond Fund - Class N Shares	20.5
Janus Henderson Flexible Bond Fund - Class N Shares	14.9
Janus Henderson Overseas Fund - Class N Shares	13.7
iShares Core International Aggregate Bond	9.6
iShares JP Morgan USD Emerging Markets Bond	8.3

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser. In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.

Material Fund Change Strategies [Text Block]	Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser.
Material Fund Change Risks Change [Text Block]	In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.
C000077720 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Conservative
Class Name	Class I Shares
Trading Symbol	JCAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class I Shares/JCAIX)	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Global Allocation Fund – Conservative Class I Shares returned 7.73%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 0.93%. Its performance benchmark, the Global Conservative Allocation Index, returned 8.05%.
Top Contributors to Performance
The Fund’s broad asset allocation decisions proved beneficial to returns relative to the performance benchmark. The fund actively allocates across a range of underlying mutual funds, and a modest overweight to equities versus the performance benchmark aided results.
Top Detractors from Performance
Over the past year, diversification within the allocation to equity funds ultimately detracted from returns relative to the performance benchmark. Market gains were led by U.S. large-cap growth names, and the underlying fund exposure to mid- and small-cap equities generally hindered relative results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Conservative (Class I Shares/JCAIX)	7.73%	2.87%	2.87%
Bloomberg Global Aggregate Bond Index	0.93%	(2.02)%	(0.42)%
Global Conservative Allocation Index	8.05%	3.14%	3.23%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 135,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$135M
Number of portfolio holdings	19
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	111%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Fixed Income Funds	36.5
Equity Funds	31.6
Exchange-Traded Funds (ETFs)	30.7
Money Markets	1.2
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Developed World Bond Fund - Class N Shares	20.5
Janus Henderson Flexible Bond Fund - Class N Shares	14.9
Janus Henderson Overseas Fund - Class N Shares	13.7
iShares Core International Aggregate Bond	9.6
iShares JP Morgan USD Emerging Markets Bond	8.3

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Developed World Bond Fund - Class N Shares	20.5
Janus Henderson Flexible Bond Fund - Class N Shares	14.9
Janus Henderson Overseas Fund - Class N Shares	13.7
iShares Core International Aggregate Bond	9.6
iShares JP Morgan USD Emerging Markets Bond	8.3

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser. In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.

Material Fund Change Strategies [Text Block]	Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser.
Material Fund Change Risks Change [Text Block]	In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.
C000077721 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Conservative
Class Name	Class S Shares
Trading Symbol	JCASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class S Shares/JCASX)	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Global Allocation Fund – Conservative Class S Shares returned 7.33%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 0.93%. Its performance benchmark, the Global Conservative Allocation Index, returned 8.05%.
Top Contributors to Performance
The Fund’s broad asset allocation decisions proved beneficial to returns relative to the performance benchmark. The fund actively allocates across a range of underlying mutual funds, and a modest overweight to equities versus the performance benchmark aided results.
Top Detractors from Performance
Over the past year, diversification within the allocation to equity funds ultimately detracted from returns relative to the performance benchmark. Market gains were led by U.S. large-cap growth names, and the underlying fund exposure to mid- and small-cap equities generally hindered relative results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Conservative (Class S Shares/JCASX)	7.33%	2.43%	2.44%
Bloomberg Global Aggregate Bond Index	0.93%	(2.02)%	(0.42)%
Global Conservative Allocation Index	8.05%	3.14%	3.23%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 135,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$135M
Number of portfolio holdings	19
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	111%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Fixed Income Funds	36.5
Equity Funds	31.6
Exchange-Traded Funds (ETFs)	30.7
Money Markets	1.2
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Developed World Bond Fund - Class N Shares	20.5
Janus Henderson Flexible Bond Fund - Class N Shares	14.9
Janus Henderson Overseas Fund - Class N Shares	13.7
iShares Core International Aggregate Bond	9.6
iShares JP Morgan USD Emerging Markets Bond	8.3

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Developed World Bond Fund - Class N Shares	20.5
Janus Henderson Flexible Bond Fund - Class N Shares	14.9
Janus Henderson Overseas Fund - Class N Shares	13.7
iShares Core International Aggregate Bond	9.6
iShares JP Morgan USD Emerging Markets Bond	8.3

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser. In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.

Material Fund Change Strategies [Text Block]	Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser.
Material Fund Change Risks Change [Text Block]	In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.
C000028943 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Conservative
Class Name	Class T Shares
Trading Symbol	JSPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class T Shares/JSPCX)	$35	0.34%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Global Allocation Fund – Conservative Class T Shares returned 7.65%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 0.93%. Its performance benchmark, the Global Conservative Allocation Index, returned 8.05%.
Top Contributors to Performance
The Fund’s broad asset allocation decisions proved beneficial to returns relative to the performance benchmark. The fund actively allocates across a range of underlying mutual funds, and a modest overweight to equities versus the performance benchmark aided results.
Top Detractors from Performance
Over the past year, diversification within the allocation to equity funds ultimately detracted from returns relative to the performance benchmark. Market gains were led by U.S. large-cap growth names, and the underlying fund exposure to mid- and small-cap equities generally hindered relative results.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Conservative (Class T Shares/JSPCX)	7.65%	2.76%	2.74%
Bloomberg Global Aggregate Bond Index	0.93%	(2.02)%	(0.42)%
Global Conservative Allocation Index	8.05%	3.14%	3.23%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 135,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	111.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$135M
Number of portfolio holdings	19
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	111%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Fixed Income Funds	36.5
Equity Funds	31.6
Exchange-Traded Funds (ETFs)	30.7
Money Markets	1.2
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Developed World Bond Fund - Class N Shares	20.5
Janus Henderson Flexible Bond Fund - Class N Shares	14.9
Janus Henderson Overseas Fund - Class N Shares	13.7
iShares Core International Aggregate Bond	9.6
iShares JP Morgan USD Emerging Markets Bond	8.3

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Developed World Bond Fund - Class N Shares	20.5
Janus Henderson Flexible Bond Fund - Class N Shares	14.9
Janus Henderson Overseas Fund - Class N Shares	13.7
iShares Core International Aggregate Bond	9.6
iShares JP Morgan USD Emerging Markets Bond	8.3

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser. In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.

Material Fund Change Strategies [Text Block]	Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser.
Material Fund Change Risks Change [Text Block]	In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.
C000107973 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small-Mid Cap Value Fund
Class Name	Class A Shares
Trading Symbol	JVSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class A Shares/JVSAX)	$126	1.15%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Small-Mid Cap Value Fund Class A Shares returned 18.99%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell 2500™ Value Index, returned 11.24%.
Top Contributors to Performance
Our investment in Kirby Corporation, a transporter of petroleum products and other bulk liquids, benefited returns relative to the performance benchmark, as the company delivered better-than-expected earnings, supported by its strong competitive position, pricing power, and limited industry supply. Retailer Boot Barn also was a notable performer, with strong earnings growth due to the popularity of its Western-style apparel.
Top Detractors from Performance
Embecta, a supplier of medical devices and consumables used to treat diabetes, weighed on returns relative to the performance benchmark. Medical device makers have faced concerns that new glucagon-like peptide-1 (GLP-1) drugs may lead to a paradigm shift in addressing obesity-related illnesses. We exited the position as we believe this shift could negatively impact demand for Embecta’s products. Processing equipment supplier Hillenbrand detracted due to its exposure to international markets, which weakened revenue growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small-Mid Cap Value Fund (Class A Shares/JVSAX) at NAV	18.99%	6.93%	7.58%
Janus Henderson Small-Mid Cap Value Fund (Class A Shares/JVSAX) at Maximum Offering Price - 5.75%	12.15%	5.68%	6.95%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2500™ Value Index	11.24%	8.01%	6.77%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 95,000,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 500,000
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$95M
Number of portfolio holdings	51
Total investment advisory fee paid	$0.5M
Portfolio turnover rate	63%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Globus Medical Inc	2.9
Lamar Advertising Co	2.8
Casey's General Stores Inc	2.8
Eastern Bankshares Inc	2.6
Asset Allocation (% of net assets)
Common Stocks	98.9
Repurchase Agreements	1.2
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Globus Medical Inc	2.9
Lamar Advertising Co	2.8
Casey's General Stores Inc	2.8
Eastern Bankshares Inc	2.6

C000107974 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small-Mid Cap Value Fund
Class Name	Class C Shares
Trading Symbol	JVSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class C Shares/JVSCX)	$195	1.79%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Small-Mid Cap Value Fund Class C Shares returned 18.28%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell 2500™ Value Index, returned 11.24%.
Top Contributors to Performance
Our investment in Kirby Corporation, a transporter of petroleum products and other bulk liquids, benefited returns relative to the performance benchmark, as the company delivered better-than-expected earnings, supported by its strong competitive position, pricing power, and limited industry supply. Retailer Boot Barn also was a notable performer, with strong earnings growth due to the popularity of its Western-style apparel.
Top Detractors from Performance
Embecta, a supplier of medical devices and consumables used to treat diabetes, weighed on returns relative to the performance benchmark. Medical device makers have faced concerns that new glucagon-like peptide-1 (GLP-1) drugs may lead to a paradigm shift in addressing obesity-related illnesses. We exited the position as we believe this shift could negatively impact demand for Embecta’s products. Processing equipment supplier Hillenbrand detracted due to its exposure to international markets, which weakened revenue growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small-Mid Cap Value Fund (Class C Shares/JVSCX) at NAV	18.28%	6.15%	6.76%
Janus Henderson Small-Mid Cap Value Fund (Class C Shares/JVSCX) with Contingent Deferred Sales Charge	17.28%*	6.15%	6.76%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2500™ Value Index	11.24%	8.01%	6.77%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 95,000,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 500,000
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$95M
Number of portfolio holdings	51
Total investment advisory fee paid	$0.5M
Portfolio turnover rate	63%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Globus Medical Inc	2.9
Lamar Advertising Co	2.8
Casey's General Stores Inc	2.8
Eastern Bankshares Inc	2.6
Asset Allocation (% of net assets)
Common Stocks	98.9
Repurchase Agreements	1.2
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Globus Medical Inc	2.9
Lamar Advertising Co	2.8
Casey's General Stores Inc	2.8
Eastern Bankshares Inc	2.6

C000107975 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small-Mid Cap Value Fund
Class Name	Class D Shares
Trading Symbol	JSVDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class D Shares/JSVDX)	$100	0.91%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Small-Mid Cap Value Fund Class D Shares returned 19.34%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell 2500™ Value Index, returned 11.24%.
Top Contributors to Performance
Our investment in Kirby Corporation, a transporter of petroleum products and other bulk liquids, benefited returns relative to the performance benchmark, as the company delivered better-than-expected earnings, supported by its strong competitive position, pricing power, and limited industry supply. Retailer Boot Barn also was a notable performer, with strong earnings growth due to the popularity of its Western-style apparel.
Top Detractors from Performance
Embecta, a supplier of medical devices and consumables used to treat diabetes, weighed on returns relative to the performance benchmark. Medical device makers have faced concerns that new glucagon-like peptide-1 (GLP-1) drugs may lead to a paradigm shift in addressing obesity-related illnesses. We exited the position as we believe this shift could negatively impact demand for Embecta’s products. Processing equipment supplier Hillenbrand detracted due to its exposure to international markets, which weakened revenue growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small-Mid Cap Value Fund (Class D Shares/JSVDX)	19.34%	7.17%	7.81%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2500™ Value Index	11.24%	8.01%	6.77%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 95,000,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 500,000
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$95M
Number of portfolio holdings	51
Total investment advisory fee paid	$0.5M
Portfolio turnover rate	63%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Globus Medical Inc	2.9
Lamar Advertising Co	2.8
Casey's General Stores Inc	2.8
Eastern Bankshares Inc	2.6
Asset Allocation (% of net assets)
Common Stocks	98.9
Repurchase Agreements	1.2
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Globus Medical Inc	2.9
Lamar Advertising Co	2.8
Casey's General Stores Inc	2.8
Eastern Bankshares Inc	2.6

C000107976 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small-Mid Cap Value Fund
Class Name	Class I Shares
Trading Symbol	JVSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class I Shares/JVSIX)	$94	0.86%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Small-Mid Cap Value Fund Class I Shares returned 19.32%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell 2500™ Value Index, returned 11.24%.
Top Contributors to Performance
Our investment in Kirby Corporation, a transporter of petroleum products and other bulk liquids, benefited returns relative to the performance benchmark, as the company delivered better-than-expected earnings, supported by its strong competitive position, pricing power, and limited industry supply. Retailer Boot Barn also was a notable performer, with strong earnings growth due to the popularity of its Western-style apparel.
Top Detractors from Performance
Embecta, a supplier of medical devices and consumables used to treat diabetes, weighed on returns relative to the performance benchmark. Medical device makers have faced concerns that new glucagon-like peptide-1 (GLP-1) drugs may lead to a paradigm shift in addressing obesity-related illnesses. We exited the position as we believe this shift could negatively impact demand for Embecta’s products. Processing equipment supplier Hillenbrand detracted due to its exposure to international markets, which weakened revenue growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small-Mid Cap Value Fund (Class I Shares/JVSIX)	19.32%	7.19%	7.85%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2500™ Value Index	11.24%	8.01%	6.77%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 95,000,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 500,000
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$95M
Number of portfolio holdings	51
Total investment advisory fee paid	$0.5M
Portfolio turnover rate	63%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Globus Medical Inc	2.9
Lamar Advertising Co	2.8
Casey's General Stores Inc	2.8
Eastern Bankshares Inc	2.6
Asset Allocation (% of net assets)
Common Stocks	98.9
Repurchase Agreements	1.2
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Globus Medical Inc	2.9
Lamar Advertising Co	2.8
Casey's General Stores Inc	2.8
Eastern Bankshares Inc	2.6

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 3000® Value Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 3000® Value Index.

C000114893 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small-Mid Cap Value Fund
Class Name	Class N Shares
Trading Symbol	JVSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class N Shares/JVSNX)	$84	0.77%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Small-Mid Cap Value Fund Class N Shares returned 19.42%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell 2500™ Value Index, returned 11.24%.
Top Contributors to Performance
Our investment in Kirby Corporation, a transporter of petroleum products and other bulk liquids, benefited returns relative to the performance benchmark, as the company delivered better-than-expected earnings, supported by its strong competitive position, pricing power, and limited industry supply. Retailer Boot Barn also was a notable performer, with strong earnings growth due to the popularity of its Western-style apparel.
Top Detractors from Performance
Embecta, a supplier of medical devices and consumables used to treat diabetes, weighed on returns relative to the performance benchmark. Medical device makers have faced concerns that new glucagon-like peptide-1 (GLP-1) drugs may lead to a paradigm shift in addressing obesity-related illnesses. We exited the position as we believe this shift could negatively impact demand for Embecta’s products. Processing equipment supplier Hillenbrand detracted due to its exposure to international markets, which weakened revenue growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small-Mid Cap Value Fund (Class N Shares/JVSNX)	19.42%	7.30%	7.90%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2500™ Value Index	11.24%	8.01%	6.77%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 95,000,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 500,000
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$95M
Number of portfolio holdings	51
Total investment advisory fee paid	$0.5M
Portfolio turnover rate	63%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Globus Medical Inc	2.9
Lamar Advertising Co	2.8
Casey's General Stores Inc	2.8
Eastern Bankshares Inc	2.6
Asset Allocation (% of net assets)
Common Stocks	98.9
Repurchase Agreements	1.2
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Globus Medical Inc	2.9
Lamar Advertising Co	2.8
Casey's General Stores Inc	2.8
Eastern Bankshares Inc	2.6

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 3000® Value Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 3000® Value Index.

C000107977 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small-Mid Cap Value Fund
Class Name	Class S Shares
Trading Symbol	JSVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class S Shares/JSVSX)	$122	1.11%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Small-Mid Cap Value Fund Class S Shares returned 19.04%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell 2500™ Value Index, returned 11.24%.
Top Contributors to Performance
Our investment in Kirby Corporation, a transporter of petroleum products and other bulk liquids, benefited returns relative to the performance benchmark, as the company delivered better-than-expected earnings, supported by its strong competitive position, pricing power, and limited industry supply. Retailer Boot Barn also was a notable performer, with strong earnings growth due to the popularity of its Western-style apparel.
Top Detractors from Performance
Embecta, a supplier of medical devices and consumables used to treat diabetes, weighed on returns relative to the performance benchmark. Medical device makers have faced concerns that new glucagon-like peptide-1 (GLP-1) drugs may lead to a paradigm shift in addressing obesity-related illnesses. We exited the position as we believe this shift could negatively impact demand for Embecta’s products. Processing equipment supplier Hillenbrand detracted due to its exposure to international markets, which weakened revenue growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small-Mid Cap Value Fund (Class S Shares/JSVSX)	19.04%	6.85%	7.55%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2500™ Value Index	11.24%	8.01%	6.77%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 95,000,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 500,000
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$95M
Number of portfolio holdings	51
Total investment advisory fee paid	$0.5M
Portfolio turnover rate	63%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Globus Medical Inc	2.9
Lamar Advertising Co	2.8
Casey's General Stores Inc	2.8
Eastern Bankshares Inc	2.6
Asset Allocation (% of net assets)
Common Stocks	98.9
Repurchase Agreements	1.2
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Globus Medical Inc	2.9
Lamar Advertising Co	2.8
Casey's General Stores Inc	2.8
Eastern Bankshares Inc	2.6

C000107978 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small-Mid Cap Value Fund
Class Name	Class T Shares
Trading Symbol	JSVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class T Shares/JSVTX)	$112	1.02%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Small-Mid Cap Value Fund Class T Shares returned 19.20%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell 2500™ Value Index, returned 11.24%.
Top Contributors to Performance
Our investment in Kirby Corporation, a transporter of petroleum products and other bulk liquids, benefited returns relative to the performance benchmark, as the company delivered better-than-expected earnings, supported by its strong competitive position, pricing power, and limited industry supply. Retailer Boot Barn also was a notable performer, with strong earnings growth due to the popularity of its Western-style apparel.
Top Detractors from Performance
Embecta, a supplier of medical devices and consumables used to treat diabetes, weighed on returns relative to the performance benchmark. Medical device makers have faced concerns that new glucagon-like peptide-1 (GLP-1) drugs may lead to a paradigm shift in addressing obesity-related illnesses. We exited the position as we believe this shift could negatively impact demand for Embecta’s products. Processing equipment supplier Hillenbrand detracted due to its exposure to international markets, which weakened revenue growth.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small-Mid Cap Value Fund (Class T Shares/JSVTX)	19.20%	7.04%	7.70%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2500™ Value Index	11.24%	8.01%	6.77%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 95,000,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 500,000
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$95M
Number of portfolio holdings	51
Total investment advisory fee paid	$0.5M
Portfolio turnover rate	63%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Globus Medical Inc	2.9
Lamar Advertising Co	2.8
Casey's General Stores Inc	2.8
Eastern Bankshares Inc	2.6
Asset Allocation (% of net assets)
Common Stocks	98.9
Repurchase Agreements	1.2
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Globus Medical Inc	2.9
Lamar Advertising Co	2.8
Casey's General Stores Inc	2.8
Eastern Bankshares Inc	2.6

C000137958 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Multi-Sector Income Fund
Class Name	Class A Shares
Trading Symbol	JMUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class A Shares/JMUAX)	$95	0.91%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Multi-Sector Income Fund Class A Shares returned 8.03%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%.
Top Contributors to Performance
Our overweight to credit spread risk, which reflected our belief in a higher probability of a soft economic landing, contributed to relative performance. In particular, we were overweight securitized sectors, believing their valuations were generally attractive throughout the period. Overweight allocations to high-yield corporates and bank loans also contributed given strong fundamentals and favorable demand-supply dynamics helped high yield outperform investment-grade corporates and Treasuries. We were underweight duration, and this contributed on a relative basis, particularly as rates rose toward period-end.
Top Detractors from Performance
Security selection within agency mortgage-backed securities (MBS) detracted. We did trim our allocation to MBS over the period, though we remained near benchmark weight. The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Multi-Sector Income Fund (Class A Shares/JMUAX) at NAV	8.03%	2.21%	3.31%
Janus Henderson Multi-Sector Income Fund (Class A Shares/JMUAX) at Maximum Offering Price - 4.75%	2.91%	1.23%	2.81%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 4,128,000,000
Holdings Count | Holding	707
Advisory Fees Paid, Amount	$ 19,100,000
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$4,128M
Number of portfolio holdings	707
Total investment advisory fee paid	$19.1M
Portfolio turnover rate	58%
Weighted average maturity	5.4 Years
Effective duration	4.0 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	55.7
Corporate Bonds	23.3
Mortgage-Backed Securities	22.9
Bank Loans and Mezzanine Loans	10.7
Investment Companies	3.6
Foreign Government Bonds	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.4
Common Stocks	0.4
Promissory Notes	0.2
Private Preferred Equity	0.1
Convertible Preferred Stocks	0.0
Preferred Stocks	0.0
Other	(20.5)
Ratings Summary (% of net assets)†
AAA	2.8
AA	23.9
A	2.8
BBB	11.7
BB	14.1
B	13.0
CCC	1.2
D	0.0
Not Rated	48.1
Other	(17.6)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137959 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Multi-Sector Income Fund
Class Name	Class C Shares
Trading Symbol	JMUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class C Shares/JMUCX)	$172	1.66%

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Multi-Sector Income Fund Class C Shares returned 7.22%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%.
Top Contributors to Performance
Our overweight to credit spread risk, which reflected our belief in a higher probability of a soft economic landing, contributed to relative performance. In particular, we were overweight securitized sectors, believing their valuations were generally attractive throughout the period. Overweight allocations to high-yield corporates and bank loans also contributed given strong fundamentals and favorable demand-supply dynamics helped high yield outperform investment-grade corporates and Treasuries. We were underweight duration, and this contributed on a relative basis, particularly as rates rose toward period-end.
Top Detractors from Performance
Security selection within agency mortgage-backed securities (MBS) detracted. We did trim our allocation to MBS over the period, though we remained near benchmark weight. The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Multi-Sector Income Fund (Class C Shares/JMUCX) at NAV	7.22%	1.45%	2.55%
Janus Henderson Multi-Sector Income Fund (Class C Shares/JMUCX) with Contingent Deferred Sales Charge	6.22%*	1.45%	2.55%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 4,128,000,000
Holdings Count | Holding	707
Advisory Fees Paid, Amount	$ 19,100,000
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$4,128M
Number of portfolio holdings	707
Total investment advisory fee paid	$19.1M
Portfolio turnover rate	58%
Weighted average maturity	5.4 Years
Effective duration	4.0 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	55.7
Corporate Bonds	23.3
Mortgage-Backed Securities	22.9
Bank Loans and Mezzanine Loans	10.7
Investment Companies	3.6
Foreign Government Bonds	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.4
Common Stocks	0.4
Promissory Notes	0.2
Private Preferred Equity	0.1
Convertible Preferred Stocks	0.0
Preferred Stocks	0.0
Other	(20.5)
Ratings Summary (% of net assets)†
AAA	2.8
AA	23.9
A	2.8
BBB	11.7
BB	14.1
B	13.0
CCC	1.2
D	0.0
Not Rated	48.1
Other	(17.6)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137960 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Multi-Sector Income Fund
Class Name	Class D Shares
Trading Symbol	JMUDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class D Shares/JMUDX)	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Multi-Sector Income Fund Class D Shares returned 8.21%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%.
Top Contributors to Performance
Our overweight to credit spread risk, which reflected our belief in a higher probability of a soft economic landing, contributed to relative performance. In particular, we were overweight securitized sectors, believing their valuations were generally attractive throughout the period. Overweight allocations to high-yield corporates and bank loans also contributed given strong fundamentals and favorable demand-supply dynamics helped high yield outperform investment-grade corporates and Treasuries. We were underweight duration, and this contributed on a relative basis, particularly as rates rose toward period-end.
Top Detractors from Performance
Security selection within agency mortgage-backed securities (MBS) detracted. We did trim our allocation to MBS over the period, though we remained near benchmark weight. The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Multi-Sector Income Fund (Class D Shares/JMUDX)	8.21%	2.38%	3.48%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 4,128,000,000
Holdings Count | Holding	707
Advisory Fees Paid, Amount	$ 19,100,000
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$4,128M
Number of portfolio holdings	707
Total investment advisory fee paid	$19.1M
Portfolio turnover rate	58%
Weighted average maturity	5.4 Years
Effective duration	4.0 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	55.7
Corporate Bonds	23.3
Mortgage-Backed Securities	22.9
Bank Loans and Mezzanine Loans	10.7
Investment Companies	3.6
Foreign Government Bonds	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.4
Common Stocks	0.4
Promissory Notes	0.2
Private Preferred Equity	0.1
Convertible Preferred Stocks	0.0
Preferred Stocks	0.0
Other	(20.5)
Ratings Summary (% of net assets)†
AAA	2.8
AA	23.9
A	2.8
BBB	11.7
BB	14.1
B	13.0
CCC	1.2
D	0.0
Not Rated	48.1
Other	(17.6)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137961 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Multi-Sector Income Fund
Class Name	Class I Shares
Trading Symbol	JMUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class I Shares/JMUIX)	$73	0.70%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Multi-Sector Income Fund Class I Shares returned 8.26%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%.
Top Contributors to Performance
Our overweight to credit spread risk, which reflected our belief in a higher probability of a soft economic landing, contributed to relative performance. In particular, we were overweight securitized sectors, believing their valuations were generally attractive throughout the period. Overweight allocations to high-yield corporates and bank loans also contributed given strong fundamentals and favorable demand-supply dynamics helped high yield outperform investment-grade corporates and Treasuries. We were underweight duration, and this contributed on a relative basis, particularly as rates rose toward period-end.
Top Detractors from Performance
Security selection within agency mortgage-backed securities (MBS) detracted. We did trim our allocation to MBS over the period, though we remained near benchmark weight. The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Multi-Sector Income Fund (Class I Shares/JMUIX)	8.26%	2.43%	3.56%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 4,128,000,000
Holdings Count | Holding	707
Advisory Fees Paid, Amount	$ 19,100,000
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$4,128M
Number of portfolio holdings	707
Total investment advisory fee paid	$19.1M
Portfolio turnover rate	58%
Weighted average maturity	5.4 Years
Effective duration	4.0 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	55.7
Corporate Bonds	23.3
Mortgage-Backed Securities	22.9
Bank Loans and Mezzanine Loans	10.7
Investment Companies	3.6
Foreign Government Bonds	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.4
Common Stocks	0.4
Promissory Notes	0.2
Private Preferred Equity	0.1
Convertible Preferred Stocks	0.0
Preferred Stocks	0.0
Other	(20.5)
Ratings Summary (% of net assets)†
AAA	2.8
AA	23.9
A	2.8
BBB	11.7
BB	14.1
B	13.0
CCC	1.2
D	0.0
Not Rated	48.1
Other	(17.6)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137962 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Multi-Sector Income Fund
Class Name	Class N Shares
Trading Symbol	JMTNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class N Shares/JMTNX)	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Multi-Sector Income Fund Class N Shares returned 8.36%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%.
Top Contributors to Performance
Our overweight to credit spread risk, which reflected our belief in a higher probability of a soft economic landing, contributed to relative performance. In particular, we were overweight securitized sectors, believing their valuations were generally attractive throughout the period. Overweight allocations to high-yield corporates and bank loans also contributed given strong fundamentals and favorable demand-supply dynamics helped high yield outperform investment-grade corporates and Treasuries. We were underweight duration, and this contributed on a relative basis, particularly as rates rose toward period-end.
Top Detractors from Performance
Security selection within agency mortgage-backed securities (MBS) detracted. We did trim our allocation to MBS over the period, though we remained near benchmark weight. The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Multi-Sector Income Fund (Class N Shares/JMTNX)	8.36%	2.52%	3.62%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 4,128,000,000
Holdings Count | Holding	707
Advisory Fees Paid, Amount	$ 19,100,000
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$4,128M
Number of portfolio holdings	707
Total investment advisory fee paid	$19.1M
Portfolio turnover rate	58%
Weighted average maturity	5.4 Years
Effective duration	4.0 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	55.7
Corporate Bonds	23.3
Mortgage-Backed Securities	22.9
Bank Loans and Mezzanine Loans	10.7
Investment Companies	3.6
Foreign Government Bonds	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.4
Common Stocks	0.4
Promissory Notes	0.2
Private Preferred Equity	0.1
Convertible Preferred Stocks	0.0
Preferred Stocks	0.0
Other	(20.5)
Ratings Summary (% of net assets)†
AAA	2.8
AA	23.9
A	2.8
BBB	11.7
BB	14.1
B	13.0
CCC	1.2
D	0.0
Not Rated	48.1
Other	(17.6)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137963 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Multi-Sector Income Fund
Class Name	Class S Shares
Trading Symbol	JMUSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class S Shares/JMUSX)	$118	1.14%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Multi-Sector Income Fund Class S Shares returned 7.79%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%.
Top Contributors to Performance
Our overweight to credit spread risk, which reflected our belief in a higher probability of a soft economic landing, contributed to relative performance. In particular, we were overweight securitized sectors, believing their valuations were generally attractive throughout the period. Overweight allocations to high-yield corporates and bank loans also contributed given strong fundamentals and favorable demand-supply dynamics helped high yield outperform investment-grade corporates and Treasuries. We were underweight duration, and this contributed on a relative basis, particularly as rates rose toward period-end.
Top Detractors from Performance
Security selection within agency mortgage-backed securities (MBS) detracted. We did trim our allocation to MBS over the period, though we remained near benchmark weight. The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Multi-Sector Income Fund (Class S Shares/JMUSX)	7.79%	2.04%	3.23%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 4,128,000,000
Holdings Count | Holding	707
Advisory Fees Paid, Amount	$ 19,100,000
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$4,128M
Number of portfolio holdings	707
Total investment advisory fee paid	$19.1M
Portfolio turnover rate	58%
Weighted average maturity	5.4 Years
Effective duration	4.0 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	55.7
Corporate Bonds	23.3
Mortgage-Backed Securities	22.9
Bank Loans and Mezzanine Loans	10.7
Investment Companies	3.6
Foreign Government Bonds	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.4
Common Stocks	0.4
Promissory Notes	0.2
Private Preferred Equity	0.1
Convertible Preferred Stocks	0.0
Preferred Stocks	0.0
Other	(20.5)
Ratings Summary (% of net assets)†
AAA	2.8
AA	23.9
A	2.8
BBB	11.7
BB	14.1
B	13.0
CCC	1.2
D	0.0
Not Rated	48.1
Other	(17.6)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137964 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Multi-Sector Income Fund
Class Name	Class T Shares
Trading Symbol	JMUTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class T Shares/JMUTX)	$86	0.83%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Multi-Sector Income Fund Class T Shares returned 8.11%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%.
Top Contributors to Performance
Our overweight to credit spread risk, which reflected our belief in a higher probability of a soft economic landing, contributed to relative performance. In particular, we were overweight securitized sectors, believing their valuations were generally attractive throughout the period. Overweight allocations to high-yield corporates and bank loans also contributed given strong fundamentals and favorable demand-supply dynamics helped high yield outperform investment-grade corporates and Treasuries. We were underweight duration, and this contributed on a relative basis, particularly as rates rose toward period-end.
Top Detractors from Performance
Security selection within agency mortgage-backed securities (MBS) detracted. We did trim our allocation to MBS over the period, though we remained near benchmark weight. The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Multi-Sector Income Fund (Class T Shares/JMUTX)	8.11%	2.29%	3.39%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 4,128,000,000
Holdings Count | Holding	707
Advisory Fees Paid, Amount	$ 19,100,000
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$4,128M
Number of portfolio holdings	707
Total investment advisory fee paid	$19.1M
Portfolio turnover rate	58%
Weighted average maturity	5.4 Years
Effective duration	4.0 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	55.7
Corporate Bonds	23.3
Mortgage-Backed Securities	22.9
Bank Loans and Mezzanine Loans	10.7
Investment Companies	3.6
Foreign Government Bonds	3.2
Investments Purchased with Cash Collateral from Securities Lending	0.4
Common Stocks	0.4
Promissory Notes	0.2
Private Preferred Equity	0.1
Convertible Preferred Stocks	0.0
Preferred Stocks	0.0
Other	(20.5)
Ratings Summary (% of net assets)†
AAA	2.8
AA	23.9
A	2.8
BBB	11.7
BB	14.1
B	13.0
CCC	1.2
D	0.0
Not Rated	48.1
Other	(17.6)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000183943 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Responsible International Dividend Fund
Class Name	Class A Shares
Trading Symbol	HDAVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Responsible International Dividend Fund (Class A Shares/HDAVX)	$126	1.16%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Responsible International Dividend Fund Class A Shares returned 16.97%. Its broad-based benchmark, the MSCI World ex-USA Index SM, returned 11.22%.
Top Contributors to Performance
Optimism around the adoption of artificial intelligence (AI) drove up the share price of chip manufacturer Taiwan Semiconductor, which contributed to returns relative to the performance benchmark due to the capital investment deployed by its customers to develop AI capabilities. UK bank NatWest and information services company RELX also bolstered relative returns as both companies delivered solid results, the former benefiting from the higher interest rate environment, and the latter from the deployment of AI.
Top Detractors from Performance
Chinese insurance company AIA detracted relative to the performance benchmark due to ongoing economic weakness in China that caused Asia to lag the rise in global markets early in 2024. Swiss food and beverage company Nestlé also detracted, despite exhibiting strong pricing power within its end market. Telecommunications company TELUS was another relative detractor owing to high capital expenditure requirements amid rising inflation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Responsible International Dividend Fund (Class A Shares/HDAVX) at NAV	16.97%	8.27%	5.89%
Janus Henderson Responsible International Dividend Fund (Class A Shares/HDAVX) at Maximum Offering Price - 5.75%	10.26%	6.99%	5.35%
MSCI World ex-USA Index SM	11.22%	6.55%	4.27%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 142,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$142M
Number of portfolio holdings	45
Total investment advisory fee paid	$0.7M
Portfolio turnover rate	32%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.3
RELX PLC	3.8
Unilever PLC	3.3
Samsung Electronics Co Ltd	3.2
Novo Nordisk A/S - Class B	3.1
Asset Allocation (% of net assets)
Common Stocks	90.9
Investment Companies	4.2
Preferred Stocks	3.2
Other	1.7
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.3
RELX PLC	3.8
Unilever PLC	3.3
Samsung Electronics Co Ltd	3.2
Novo Nordisk A/S - Class B	3.1

C000077673 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class A Shares
Trading Symbol	JDPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class A Shares/JDPAX)	$111	1.04%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Mid Cap Value Fund Class A Shares returned 13.65%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell Midcap® Value Index, returned 11.98%.
Top Contributors to Performance
We were pleased to see many of our high-quality, attractively valued holdings perform defensively despite market volatility. Long-time holding Casey’s, which owns an expanding network of convenience stores and gasoline stations, was the top contributor relative to the performance benchmark, aided by strong fuel margins. Teradyne, a leader in automated test equipment, also contributed on expectations that artificial intelligence-related investments will drive more capital spending by semiconductor manufacturers.
Top Detractors from Performance
Insurer Globe Life was the top detractor from returns relative to the performance benchmark. Shares fell after a short-seller report questioned its life insurance sales practices. After learning that regulators were investigating these claims, we eliminated the holding due to heightened risk. We also exited our position in NICE, a provider of software-based technology solutions for call centers and data security. The holding detracted after the company announced weaker-than-expected earnings and its chief executive officer unexpectedly resigned.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Mid Cap Value Fund (Class A Shares/JDPAX) at NAV	13.65%	7.35%	6.80%
Janus Henderson Mid Cap Value Fund (Class A Shares/JDPAX) at Maximum Offering Price - 5.75%	7.10%	6.08%	6.17%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell Midcap® Value Index	11.98%	8.49%	7.60%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 2,010,000,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 12,200,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,010M
Number of portfolio holdings	72
Total investment advisory fee paid	$12.2M
Portfolio turnover rate	37%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	3.0
Entergy Corp	2.5
Alliant Energy Corp	2.4
Freeport-McMoRan Inc	2.4
Marathon Oil Corp	2.3
Asset Allocation (% of net assets)
Common Stocks	98.3
Repurchase Agreements	1.6
Other	0.1
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	3.0
Entergy Corp	2.5
Alliant Energy Corp	2.4
Freeport-McMoRan Inc	2.4
Marathon Oil Corp	2.3

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell Midcap® Value Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell Midcap® Value Index.

C000077674 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class C Shares
Trading Symbol	JMVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class C Shares/JMVCX)	$180	1.69%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Mid Cap Value Fund Class C Shares returned 12.81%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell Midcap® Value Index, returned 11.98%.
Top Contributors to Performance
We were pleased to see many of our high-quality, attractively valued holdings perform defensively despite market volatility. Long-time holding Casey’s, which owns an expanding network of convenience stores and gasoline stations, was the top contributor relative to the performance benchmark, aided by strong fuel margins. Teradyne, a leader in automated test equipment, also contributed on expectations that artificial intelligence-related investments will drive more capital spending by semiconductor manufacturers.
Top Detractors from Performance
Insurer Globe Life was the top detractor from returns relative to the performance benchmark. Shares fell after a short-seller report questioned its life insurance sales practices. After learning that regulators were investigating these claims, we eliminated the holding due to heightened risk. We also exited our position in NICE, a provider of software-based technology solutions for call centers and data security. The holding detracted after the company announced weaker-than-expected earnings and its chief executive officer unexpectedly resigned.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Mid Cap Value Fund (Class C Shares/JMVCX) at NAV	12.81%	6.64%	6.15%
Janus Henderson Mid Cap Value Fund (Class C Shares/JMVCX) with Contingent Deferred Sales Charge	11.81%*	6.64%	6.15%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell Midcap® Value Index	11.98%	8.49%	7.60%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 2,010,000,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 12,200,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,010M
Number of portfolio holdings	72
Total investment advisory fee paid	$12.2M
Portfolio turnover rate	37%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	3.0
Entergy Corp	2.5
Alliant Energy Corp	2.4
Freeport-McMoRan Inc	2.4
Marathon Oil Corp	2.3
Asset Allocation (% of net assets)
Common Stocks	98.3
Repurchase Agreements	1.6
Other	0.1
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	3.0
Entergy Corp	2.5
Alliant Energy Corp	2.4
Freeport-McMoRan Inc	2.4
Marathon Oil Corp	2.3

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell Midcap® Value Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell Midcap® Value Index.

C000083518 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class D Shares
Trading Symbol	JNMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class D Shares/JNMCX)	$83	0.78%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Mid Cap Value Fund Class D Shares returned 13.87%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell Midcap® Value Index, returned 11.98%.
Top Contributors to Performance
We were pleased to see many of our high-quality, attractively valued holdings perform defensively despite market volatility. Long-time holding Casey’s, which owns an expanding network of convenience stores and gasoline stations, was the top contributor relative to the performance benchmark, aided by strong fuel margins. Teradyne, a leader in automated test equipment, also contributed on expectations that artificial intelligence-related investments will drive more capital spending by semiconductor manufacturers.
Top Detractors from Performance
Insurer Globe Life was the top detractor from returns relative to the performance benchmark. Shares fell after a short-seller report questioned its life insurance sales practices. After learning that regulators were investigating these claims, we eliminated the holding due to heightened risk. We also exited our position in NICE, a provider of software-based technology solutions for call centers and data security. The holding detracted after the company announced weaker-than-expected earnings and its chief executive officer unexpectedly resigned.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Mid Cap Value Fund (Class D Shares/JNMCX)	13.87%	7.65%	7.11%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell Midcap® Value Index	11.98%	8.49%	7.60%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 2,010,000,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 12,200,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,010M
Number of portfolio holdings	72
Total investment advisory fee paid	$12.2M
Portfolio turnover rate	37%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	3.0
Entergy Corp	2.5
Alliant Energy Corp	2.4
Freeport-McMoRan Inc	2.4
Marathon Oil Corp	2.3
Asset Allocation (% of net assets)
Common Stocks	98.3
Repurchase Agreements	1.6
Other	0.1
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	3.0
Entergy Corp	2.5
Alliant Energy Corp	2.4
Freeport-McMoRan Inc	2.4
Marathon Oil Corp	2.3

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell Midcap® Value Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell Midcap® Value Index.

C000077675 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class I Shares
Trading Symbol	JMVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class I Shares/JMVAX)	$79	0.74%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Mid Cap Value Fund Class I Shares returned 13.94%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell Midcap® Value Index, returned 11.98%.
Top Contributors to Performance
We were pleased to see many of our high-quality, attractively valued holdings perform defensively despite market volatility. Long-time holding Casey’s, which owns an expanding network of convenience stores and gasoline stations, was the top contributor relative to the performance benchmark, aided by strong fuel margins. Teradyne, a leader in automated test equipment, also contributed on expectations that artificial intelligence-related investments will drive more capital spending by semiconductor manufacturers.
Top Detractors from Performance
Insurer Globe Life was the top detractor from returns relative to the performance benchmark. Shares fell after a short-seller report questioned its life insurance sales practices. After learning that regulators were investigating these claims, we eliminated the holding due to heightened risk. We also exited our position in NICE, a provider of software-based technology solutions for call centers and data security. The holding detracted after the company announced weaker-than-expected earnings and its chief executive officer unexpectedly resigned.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Mid Cap Value Fund (Class I Shares/JMVAX)	13.94%	7.70%	7.15%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell Midcap® Value Index	11.98%	8.49%	7.60%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 2,010,000,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 12,200,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,010M
Number of portfolio holdings	72
Total investment advisory fee paid	$12.2M
Portfolio turnover rate	37%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	3.0
Entergy Corp	2.5
Alliant Energy Corp	2.4
Freeport-McMoRan Inc	2.4
Marathon Oil Corp	2.3
Asset Allocation (% of net assets)
Common Stocks	98.3
Repurchase Agreements	1.6
Other	0.1
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	3.0
Entergy Corp	2.5
Alliant Energy Corp	2.4
Freeport-McMoRan Inc	2.4
Marathon Oil Corp	2.3

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell Midcap® Value Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell Midcap® Value Index.

C000114873 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class N Shares
Trading Symbol	JDPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class N Shares/JDPNX)	$70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Mid Cap Value Fund Class N Shares returned 14.09%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell Midcap® Value Index, returned 11.98%.
Top Contributors to Performance
We were pleased to see many of our high-quality, attractively valued holdings perform defensively despite market volatility. Long-time holding Casey’s, which owns an expanding network of convenience stores and gasoline stations, was the top contributor relative to the performance benchmark, aided by strong fuel margins. Teradyne, a leader in automated test equipment, also contributed on expectations that artificial intelligence-related investments will drive more capital spending by semiconductor manufacturers.
Top Detractors from Performance
Insurer Globe Life was the top detractor from returns relative to the performance benchmark. Shares fell after a short-seller report questioned its life insurance sales practices. After learning that regulators were investigating these claims, we eliminated the holding due to heightened risk. We also exited our position in NICE, a provider of software-based technology solutions for call centers and data security. The holding detracted after the company announced weaker-than-expected earnings and its chief executive officer unexpectedly resigned.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Mid Cap Value Fund (Class N Shares/JDPNX)	14.09%	7.80%	7.26%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell Midcap® Value Index	11.98%	8.49%	7.60%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 2,010,000,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 12,200,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,010M
Number of portfolio holdings	72
Total investment advisory fee paid	$12.2M
Portfolio turnover rate	37%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	3.0
Entergy Corp	2.5
Alliant Energy Corp	2.4
Freeport-McMoRan Inc	2.4
Marathon Oil Corp	2.3
Asset Allocation (% of net assets)
Common Stocks	98.3
Repurchase Agreements	1.6
Other	0.1
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	3.0
Entergy Corp	2.5
Alliant Energy Corp	2.4
Freeport-McMoRan Inc	2.4
Marathon Oil Corp	2.3

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell Midcap® Value Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell Midcap® Value Index.

C000077676 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class R Shares
Trading Symbol	JDPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class R Shares/JDPRX)	$148	1.39%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Mid Cap Value Fund Class R Shares returned 13.23%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell Midcap® Value Index, returned 11.98%.
Top Contributors to Performance
We were pleased to see many of our high-quality, attractively valued holdings perform defensively despite market volatility. Long-time holding Casey’s, which owns an expanding network of convenience stores and gasoline stations, was the top contributor relative to the performance benchmark, aided by strong fuel margins. Teradyne, a leader in automated test equipment, also contributed on expectations that artificial intelligence-related investments will drive more capital spending by semiconductor manufacturers.
Top Detractors from Performance
Insurer Globe Life was the top detractor from returns relative to the performance benchmark. Shares fell after a short-seller report questioned its life insurance sales practices. After learning that regulators were investigating these claims, we eliminated the holding due to heightened risk. We also exited our position in NICE, a provider of software-based technology solutions for call centers and data security. The holding detracted after the company announced weaker-than-expected earnings and its chief executive officer unexpectedly resigned.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Mid Cap Value Fund (Class R Shares/JDPRX)	13.23%	6.99%	6.46%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell Midcap® Value Index	11.98%	8.49%	7.60%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 2,010,000,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 12,200,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,010M
Number of portfolio holdings	72
Total investment advisory fee paid	$12.2M
Portfolio turnover rate	37%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	3.0
Entergy Corp	2.5
Alliant Energy Corp	2.4
Freeport-McMoRan Inc	2.4
Marathon Oil Corp	2.3
Asset Allocation (% of net assets)
Common Stocks	98.3
Repurchase Agreements	1.6
Other	0.1
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	3.0
Entergy Corp	2.5
Alliant Energy Corp	2.4
Freeport-McMoRan Inc	2.4
Marathon Oil Corp	2.3

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell Midcap® Value Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell Midcap® Value Index.

C000077677 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class S Shares
Trading Symbol	JMVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class S Shares/JMVIX)	$122	1.14%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Mid Cap Value Fund Class S Shares returned 13.50%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell Midcap® Value Index, returned 11.98%.
Top Contributors to Performance
We were pleased to see many of our high-quality, attractively valued holdings perform defensively despite market volatility. Long-time holding Casey’s, which owns an expanding network of convenience stores and gasoline stations, was the top contributor relative to the performance benchmark, aided by strong fuel margins. Teradyne, a leader in automated test equipment, also contributed on expectations that artificial intelligence-related investments will drive more capital spending by semiconductor manufacturers.
Top Detractors from Performance
Insurer Globe Life was the top detractor from returns relative to the performance benchmark. Shares fell after a short-seller report questioned its life insurance sales practices. After learning that regulators were investigating these claims, we eliminated the holding due to heightened risk. We also exited our position in NICE, a provider of software-based technology solutions for call centers and data security. The holding detracted after the company announced weaker-than-expected earnings and its chief executive officer unexpectedly resigned.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Mid Cap Value Fund (Class S Shares/JMVIX)	13.50%	7.26%	6.73%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell Midcap® Value Index	11.98%	8.49%	7.60%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 2,010,000,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 12,200,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,010M
Number of portfolio holdings	72
Total investment advisory fee paid	$12.2M
Portfolio turnover rate	37%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	3.0
Entergy Corp	2.5
Alliant Energy Corp	2.4
Freeport-McMoRan Inc	2.4
Marathon Oil Corp	2.3
Asset Allocation (% of net assets)
Common Stocks	98.3
Repurchase Agreements	1.6
Other	0.1
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	3.0
Entergy Corp	2.5
Alliant Energy Corp	2.4
Freeport-McMoRan Inc	2.4
Marathon Oil Corp	2.3

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell Midcap® Value Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell Midcap® Value Index.

C000028928 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class T Shares
Trading Symbol	JMCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class T Shares/JMCVX)	$94	0.88%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Mid Cap Value Fund Class T Shares returned 13.76%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell Midcap® Value Index, returned 11.98%.
Top Contributors to Performance
We were pleased to see many of our high-quality, attractively valued holdings perform defensively despite market volatility. Long-time holding Casey’s, which owns an expanding network of convenience stores and gasoline stations, was the top contributor relative to the performance benchmark, aided by strong fuel margins. Teradyne, a leader in automated test equipment, also contributed on expectations that artificial intelligence-related investments will drive more capital spending by semiconductor manufacturers.
Top Detractors from Performance
Insurer Globe Life was the top detractor from returns relative to the performance benchmark. Shares fell after a short-seller report questioned its life insurance sales practices. After learning that regulators were investigating these claims, we eliminated the holding due to heightened risk. We also exited our position in NICE, a provider of software-based technology solutions for call centers and data security. The holding detracted after the company announced weaker-than-expected earnings and its chief executive officer unexpectedly resigned.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Mid Cap Value Fund (Class T Shares/JMCVX)	13.76%	7.54%	7.01%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell Midcap® Value Index	11.98%	8.49%	7.60%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 2,010,000,000
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 12,200,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,010M
Number of portfolio holdings	72
Total investment advisory fee paid	$12.2M
Portfolio turnover rate	37%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	3.0
Entergy Corp	2.5
Alliant Energy Corp	2.4
Freeport-McMoRan Inc	2.4
Marathon Oil Corp	2.3
Asset Allocation (% of net assets)
Common Stocks	98.3
Repurchase Agreements	1.6
Other	0.1
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Casey's General Stores Inc	3.0
Entergy Corp	2.5
Alliant Energy Corp	2.4
Freeport-McMoRan Inc	2.4
Marathon Oil Corp	2.3

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell Midcap® Value Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell Midcap® Value Index.

C000077705 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class A Shares
Trading Symbol	JDSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class A Shares/JDSAX)	$130	1.22%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Small Cap Value Fund Class A Shares returned 12.57%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell 2000® Value Index, returned 10.90%.
Top Contributors to Performance
Stock selection aided results relative to the performance benchmark. A position in Fabrinet, a producer of optical packaging and precision equipment used in semiconductor production, rose on strong artificial intelligence-related customer sales and expectations that telecommunications spending gradually would improve. Soft drink bottler Coca-Cola also aided relative performance due to strong earnings and the announcement, in December 2023, of a regular quarterly cash dividend of $0.50 per share and a special cash dividend of $16.00 per share.
Top Detractors from Performance
Medical supplies company Owens & Minor was a top detractor relative to the performance benchmark. The stock sold off after the company warned of lower free cash flow for the coming year and commensurately announced a change to its chief financial officer. AerSale, a supplier of aftermarket aircraft, engines, and related components, also detracted as the stock faced headwinds due to inventory issues, deferred sales, and delayed product launches.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small Cap Value Fund (Class A Shares/JDSAX) at NAV	12.57%	5.13%	6.14%
Janus Henderson Small Cap Value Fund (Class A Shares/JDSAX) at Maximum Offering Price - 5.75%	6.08%	3.89%	5.51%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2000® Value Index	10.90%	7.07%	6.23%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 2,391,000,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 17,000,000.0
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,391M
Number of portfolio holdings	88
Total investment advisory fee paid	$17.0M
Portfolio turnover rate	36%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oasis Petroleum Inc	3.0
Piper Jaffray Cos	2.5
Kirby Corp	2.4
Ameris Bancorp	2.3
STAG Industrial Inc	2.2
Asset Allocation (% of net assets)
Common Stocks	97.7
Repurchase Agreements	1.5
Investment Companies	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Oasis Petroleum Inc	3.0
Piper Jaffray Cos	2.5
Kirby Corp	2.4
Ameris Bancorp	2.3
STAG Industrial Inc	2.2

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.

C000077706 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class C Shares
Trading Symbol	JCSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class C Shares/JCSCX)	$191	1.80%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Small Cap Value Fund Class C Shares returned 11.96%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell 2000® Value Index, returned 10.90%.
Top Contributors to Performance
Stock selection aided results relative to the performance benchmark. A position in Fabrinet, a producer of optical packaging and precision equipment used in semiconductor production, rose on strong artificial intelligence-related customer sales and expectations that telecommunications spending gradually would improve. Soft drink bottler Coca-Cola also aided relative performance due to strong earnings and the announcement, in December 2023, of a regular quarterly cash dividend of $0.50 per share and a special cash dividend of $16.00 per share.
Top Detractors from Performance
Medical supplies company Owens & Minor was a top detractor relative to the performance benchmark. The stock sold off after the company warned of lower free cash flow for the coming year and commensurately announced a change to its chief financial officer. AerSale, a supplier of aftermarket aircraft, engines, and related components, also detracted as the stock faced headwinds due to inventory issues, deferred sales, and delayed product launches.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small Cap Value Fund (Class C Shares/JCSCX) at NAV	11.96%	4.47%	5.50%
Janus Henderson Small Cap Value Fund (Class C Shares/JCSCX) with Contingent Deferred Sales Charge	10.96%*	4.47%	5.50%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2000® Value Index	10.90%	7.07%	6.23%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 2,391,000,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 17,000,000.0
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,391M
Number of portfolio holdings	88
Total investment advisory fee paid	$17.0M
Portfolio turnover rate	36%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oasis Petroleum Inc	3.0
Piper Jaffray Cos	2.5
Kirby Corp	2.4
Ameris Bancorp	2.3
STAG Industrial Inc	2.2
Asset Allocation (% of net assets)
Common Stocks	97.7
Repurchase Agreements	1.5
Investment Companies	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Oasis Petroleum Inc	3.0
Piper Jaffray Cos	2.5
Kirby Corp	2.4
Ameris Bancorp	2.3
STAG Industrial Inc	2.2

C000083526 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class D Shares
Trading Symbol	JNPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class D Shares/JNPSX)	$96	0.90%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Small Cap Value Fund Class D Shares returned 12.96%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell 2000® Value Index, returned 10.90%.
Top Contributors to Performance
Stock selection aided results relative to the performance benchmark. A position in Fabrinet, a producer of optical packaging and precision equipment used in semiconductor production, rose on strong artificial intelligence-related customer sales and expectations that telecommunications spending gradually would improve. Soft drink bottler Coca-Cola also aided relative performance due to strong earnings and the announcement, in December 2023, of a regular quarterly cash dividend of $0.50 per share and a special cash dividend of $16.00 per share.
Top Detractors from Performance
Medical supplies company Owens & Minor was a top detractor relative to the performance benchmark. The stock sold off after the company warned of lower free cash flow for the coming year and commensurately announced a change to its chief financial officer. AerSale, a supplier of aftermarket aircraft, engines, and related components, also detracted as the stock faced headwinds due to inventory issues, deferred sales, and delayed product launches.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small Cap Value Fund (Class D Shares/JNPSX)	12.96%	5.45%	6.46%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2000® Value Index	10.90%	7.07%	6.23%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 2,391,000,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 17,000,000.0
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,391M
Number of portfolio holdings	88
Total investment advisory fee paid	$17.0M
Portfolio turnover rate	36%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oasis Petroleum Inc	3.0
Piper Jaffray Cos	2.5
Kirby Corp	2.4
Ameris Bancorp	2.3
STAG Industrial Inc	2.2
Asset Allocation (% of net assets)
Common Stocks	97.7
Repurchase Agreements	1.5
Investment Companies	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Oasis Petroleum Inc	3.0
Piper Jaffray Cos	2.5
Kirby Corp	2.4
Ameris Bancorp	2.3
STAG Industrial Inc	2.2

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.

C000077707 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class I Shares
Trading Symbol	JSCOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class I Shares/JSCOX)	$95	0.89%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Small Cap Value Fund Class I Shares returned 12.96%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell 2000® Value Index, returned 10.90%.
Top Contributors to Performance
Stock selection aided results relative to the performance benchmark. A position in Fabrinet, a producer of optical packaging and precision equipment used in semiconductor production, rose on strong artificial intelligence-related customer sales and expectations that telecommunications spending gradually would improve. Soft drink bottler Coca-Cola also aided relative performance due to strong earnings and the announcement, in December 2023, of a regular quarterly cash dividend of $0.50 per share and a special cash dividend of $16.00 per share.
Top Detractors from Performance
Medical supplies company Owens & Minor was a top detractor relative to the performance benchmark. The stock sold off after the company warned of lower free cash flow for the coming year and commensurately announced a change to its chief financial officer. AerSale, a supplier of aftermarket aircraft, engines, and related components, also detracted as the stock faced headwinds due to inventory issues, deferred sales, and delayed product launches.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small Cap Value Fund (Class I Shares/JSCOX)	12.96%	5.46%	6.49%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2000® Value Index	10.90%	7.07%	6.23%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 2,391,000,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 17,000,000.0
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,391M
Number of portfolio holdings	88
Total investment advisory fee paid	$17.0M
Portfolio turnover rate	36%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oasis Petroleum Inc	3.0
Piper Jaffray Cos	2.5
Kirby Corp	2.4
Ameris Bancorp	2.3
STAG Industrial Inc	2.2
Asset Allocation (% of net assets)
Common Stocks	97.7
Repurchase Agreements	1.5
Investment Companies	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Oasis Petroleum Inc	3.0
Piper Jaffray Cos	2.5
Kirby Corp	2.4
Ameris Bancorp	2.3
STAG Industrial Inc	2.2

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.

C000028939 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class L Shares
Trading Symbol	JSIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class L Shares/JSIVX)	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Small Cap Value Fund Class L Shares returned 13.14%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell 2000® Value Index, returned 10.90%.
Top Contributors to Performance
Stock selection aided results relative to the performance benchmark. A position in Fabrinet, a producer of optical packaging and precision equipment used in semiconductor production, rose on strong artificial intelligence-related customer sales and expectations that telecommunications spending gradually would improve. Soft drink bottler Coca-Cola also aided relative performance due to strong earnings and the announcement, in December 2023, of a regular quarterly cash dividend of $0.50 per share and a special cash dividend of $16.00 per share.
Top Detractors from Performance
Medical supplies company Owens & Minor was a top detractor relative to the performance benchmark. The stock sold off after the company warned of lower free cash flow for the coming year and commensurately announced a change to its chief financial officer. AerSale, a supplier of aftermarket aircraft, engines, and related components, also detracted as the stock faced headwinds due to inventory issues, deferred sales, and delayed product launches.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small Cap Value Fund (Class L Shares/JSIVX)	13.14%	5.60%	6.60%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2000® Value Index	10.90%	7.07%	6.23%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 2,391,000,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 17,000,000.0
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,391M
Number of portfolio holdings	88
Total investment advisory fee paid	$17.0M
Portfolio turnover rate	36%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oasis Petroleum Inc	3.0
Piper Jaffray Cos	2.5
Kirby Corp	2.4
Ameris Bancorp	2.3
STAG Industrial Inc	2.2
Asset Allocation (% of net assets)
Common Stocks	97.7
Repurchase Agreements	1.5
Investment Companies	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Oasis Petroleum Inc	3.0
Piper Jaffray Cos	2.5
Kirby Corp	2.4
Ameris Bancorp	2.3
STAG Industrial Inc	2.2

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.

C000114879 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class N Shares
Trading Symbol	JDSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class N Shares/JDSNX)	$78	0.73%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Small Cap Value Fund Class N Shares returned 13.12%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell 2000® Value Index, returned 10.90%.
Top Contributors to Performance
Stock selection aided results relative to the performance benchmark. A position in Fabrinet, a producer of optical packaging and precision equipment used in semiconductor production, rose on strong artificial intelligence-related customer sales and expectations that telecommunications spending gradually would improve. Soft drink bottler Coca-Cola also aided relative performance due to strong earnings and the announcement, in December 2023, of a regular quarterly cash dividend of $0.50 per share and a special cash dividend of $16.00 per share.
Top Detractors from Performance
Medical supplies company Owens & Minor was a top detractor relative to the performance benchmark. The stock sold off after the company warned of lower free cash flow for the coming year and commensurately announced a change to its chief financial officer. AerSale, a supplier of aftermarket aircraft, engines, and related components, also detracted as the stock faced headwinds due to inventory issues, deferred sales, and delayed product launches.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small Cap Value Fund (Class N Shares/JDSNX)	13.12%	5.61%	6.63%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2000® Value Index	10.90%	7.07%	6.23%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 2,391,000,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 17,000,000.0
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,391M
Number of portfolio holdings	88
Total investment advisory fee paid	$17.0M
Portfolio turnover rate	36%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oasis Petroleum Inc	3.0
Piper Jaffray Cos	2.5
Kirby Corp	2.4
Ameris Bancorp	2.3
STAG Industrial Inc	2.2
Asset Allocation (% of net assets)
Common Stocks	97.7
Repurchase Agreements	1.5
Investment Companies	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Oasis Petroleum Inc	3.0
Piper Jaffray Cos	2.5
Kirby Corp	2.4
Ameris Bancorp	2.3
STAG Industrial Inc	2.2

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.

C000077708 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class R Shares
Trading Symbol	JDSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class R Shares/JDSRX)	$158	1.49%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Small Cap Value Fund Class R Shares returned 12.28%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell 2000® Value Index, returned 10.90%.
Top Contributors to Performance
Stock selection aided results relative to the performance benchmark. A position in Fabrinet, a producer of optical packaging and precision equipment used in semiconductor production, rose on strong artificial intelligence-related customer sales and expectations that telecommunications spending gradually would improve. Soft drink bottler Coca-Cola also aided relative performance due to strong earnings and the announcement, in December 2023, of a regular quarterly cash dividend of $0.50 per share and a special cash dividend of $16.00 per share.
Top Detractors from Performance
Medical supplies company Owens & Minor was a top detractor relative to the performance benchmark. The stock sold off after the company warned of lower free cash flow for the coming year and commensurately announced a change to its chief financial officer. AerSale, a supplier of aftermarket aircraft, engines, and related components, also detracted as the stock faced headwinds due to inventory issues, deferred sales, and delayed product launches.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small Cap Value Fund (Class R Shares/JDSRX)	12.28%	4.82%	5.83%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2000® Value Index	10.90%	7.07%	6.23%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 2,391,000,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 17,000,000.0
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,391M
Number of portfolio holdings	88
Total investment advisory fee paid	$17.0M
Portfolio turnover rate	36%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oasis Petroleum Inc	3.0
Piper Jaffray Cos	2.5
Kirby Corp	2.4
Ameris Bancorp	2.3
STAG Industrial Inc	2.2
Asset Allocation (% of net assets)
Common Stocks	97.7
Repurchase Agreements	1.5
Investment Companies	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Oasis Petroleum Inc	3.0
Piper Jaffray Cos	2.5
Kirby Corp	2.4
Ameris Bancorp	2.3
STAG Industrial Inc	2.2

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.

C000077709 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class S Shares
Trading Symbol	JISCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class S Shares/JISCX)	$133	1.25%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Small Cap Value Fund Class S Shares returned 12.57%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell 2000® Value Index, returned 10.90%.
Top Contributors to Performance
Stock selection aided results relative to the performance benchmark. A position in Fabrinet, a producer of optical packaging and precision equipment used in semiconductor production, rose on strong artificial intelligence-related customer sales and expectations that telecommunications spending gradually would improve. Soft drink bottler Coca-Cola also aided relative performance due to strong earnings and the announcement, in December 2023, of a regular quarterly cash dividend of $0.50 per share and a special cash dividend of $16.00 per share.
Top Detractors from Performance
Medical supplies company Owens & Minor was a top detractor relative to the performance benchmark. The stock sold off after the company warned of lower free cash flow for the coming year and commensurately announced a change to its chief financial officer. AerSale, a supplier of aftermarket aircraft, engines, and related components, also detracted as the stock faced headwinds due to inventory issues, deferred sales, and delayed product launches.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small Cap Value Fund (Class S Shares/JISCX)	12.57%	5.08%	6.09%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2000® Value Index	10.90%	7.07%	6.23%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 2,391,000,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 17,000,000.0
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,391M
Number of portfolio holdings	88
Total investment advisory fee paid	$17.0M
Portfolio turnover rate	36%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oasis Petroleum Inc	3.0
Piper Jaffray Cos	2.5
Kirby Corp	2.4
Ameris Bancorp	2.3
STAG Industrial Inc	2.2
Asset Allocation (% of net assets)
Common Stocks	97.7
Repurchase Agreements	1.5
Investment Companies	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Oasis Petroleum Inc	3.0
Piper Jaffray Cos	2.5
Kirby Corp	2.4
Ameris Bancorp	2.3
STAG Industrial Inc	2.2

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.

C000028940 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class T Shares
Trading Symbol	JSCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class T Shares/JSCVX)	$104	0.98%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Small Cap Value Fund Class T Shares returned 12.87%. Its broad-based benchmark, the Russell 3000® Index, returned 23.13%. Its performance benchmark, the Russell 2000® Value Index, returned 10.90%.
Top Contributors to Performance
Stock selection aided results relative to the performance benchmark. A position in Fabrinet, a producer of optical packaging and precision equipment used in semiconductor production, rose on strong artificial intelligence-related customer sales and expectations that telecommunications spending gradually would improve. Soft drink bottler Coca-Cola also aided relative performance due to strong earnings and the announcement, in December 2023, of a regular quarterly cash dividend of $0.50 per share and a special cash dividend of $16.00 per share.
Top Detractors from Performance
Medical supplies company Owens & Minor was a top detractor relative to the performance benchmark. The stock sold off after the company warned of lower free cash flow for the coming year and commensurately announced a change to its chief financial officer. AerSale, a supplier of aftermarket aircraft, engines, and related components, also detracted as the stock faced headwinds due to inventory issues, deferred sales, and delayed product launches.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Small Cap Value Fund (Class T Shares/JSCVX)	12.87%	5.35%	6.37%
Russell 3000® Index	23.13%	14.14%	12.15%
Russell 2000® Value Index	10.90%	7.07%	6.23%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 2,391,000,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 17,000,000.0
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,391M
Number of portfolio holdings	88
Total investment advisory fee paid	$17.0M
Portfolio turnover rate	36%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Oasis Petroleum Inc	3.0
Piper Jaffray Cos	2.5
Kirby Corp	2.4
Ameris Bancorp	2.3
STAG Industrial Inc	2.2
Asset Allocation (% of net assets)
Common Stocks	97.7
Repurchase Agreements	1.5
Investment Companies	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.3
Other	(0.1)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Oasis Petroleum Inc	3.0
Piper Jaffray Cos	2.5
Kirby Corp	2.4
Ameris Bancorp	2.3
STAG Industrial Inc	2.2

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.

Material Fund Change Expenses [Text Block]
The Fund’s net expense ratio materially changed from the prior fiscal year due to an increase in the Fund’s advisory fee rate, which adjusts up or down based on the Fund’s performance relative to the Russell 2000® Value Index.

C000083514 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Government Money Market Fund
Class Name	Class D Shares
Trading Symbol	JGVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Government Money Market Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Government Money Market Fund (Class D Shares/JGVXX)	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Government Money Market Fund (Class D Shares/JGVXX)	4.88%	1.80%	1.15%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 390,000,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 800,000
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$390M
Number of portfolio holdings	51
Total investment advisory fee paid	$0.8M

Holdings [Text Block]	What did the Fund invest in? Asset Allocation (% of net assets)
Repurchase Agreements	36.6
U.S. Government Agency Notes	32.1
U.S. Treasury Debt	16.3
Variable Rate Demand Notes	15.0
Other	0.0

C000028921 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Government Money Market Fund
Class Name	Class T Shares
Trading Symbol	JAGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Government Money Market Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Government Money Market Fund (Class T Shares/JAGXX)	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Government Money Market Fund (Class T Shares/JAGXX)	4.86%	1.79%	1.14%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 390,000,000
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 800,000
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$390M
Number of portfolio holdings	51
Total investment advisory fee paid	$0.8M

Holdings [Text Block]	What did the Fund invest in? Asset Allocation (% of net assets)
Repurchase Agreements	36.6
U.S. Government Agency Notes	32.1
U.S. Treasury Debt	16.3
Variable Rate Demand Notes	15.0
Other	0.0

C000083519 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Money Market Fund
Class Name	Class D Shares
Trading Symbol	JNMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Money Market Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Money Market Fund (Class D Shares/JNMXX)	$57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Money Market Fund (Class D Shares/JNMXX)	4.94%	1.85%	1.21%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 1,114,000,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 2,200,000
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,114M
Number of portfolio holdings	70
Total investment advisory fee paid	$2.2M

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Repurchase Agreements	35.3
Commercial Paper	32.2
Variable Rate Demand Notes	16.1
U.S. Government Agency Notes	5.4
Certificates of Deposit	5.1
U.S. Treasury Debt	4.4
Time Deposits	1.3
Other	0.2

C000028930 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Money Market Fund
Class Name	Class T Shares
Trading Symbol	JAMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Money Market Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Money Market Fund (Class T Shares/JAMXX)	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Money Market Fund (Class T Shares/JAMXX)	4.92%	1.84%	1.19%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 1,114,000,000
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 2,200,000
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,114M
Number of portfolio holdings	70
Total investment advisory fee paid	$2.2M

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Repurchase Agreements	35.3
Commercial Paper	32.2
Variable Rate Demand Notes	16.1
U.S. Government Agency Notes	5.4
Certificates of Deposit	5.1
U.S. Treasury Debt	4.4
Time Deposits	1.3
Other	0.2

C000077710 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Growth
Class Name	Class A Shares
Trading Symbol	JGCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class A Shares/JGCAX)	$49	0.46%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Global Allocation Fund – Growth Class A Shares returned 12.46%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 19.38%. Its performance benchmark, the Global Growth Allocation Index, returned 15.51%.
Top Contributors to Performance
The Fund’s broad asset allocation decisions proved beneficial to returns relative to the performance benchmark. The fund actively allocates across a range of underlying mutual funds, and a modest overweight to equities versus the performance benchmark aided results.
Top Detractors from Performance
Over the past year, diversification within the allocation to equity funds weighed on returns relative to the performance benchmark. Market gains were led by U.S. large-cap growth names, and the underlying fund exposure to mid- and small-cap equities generally detracted from relative results. Underlying fund alpha (fund return less its respective benchmark return) further hindered results in the equity allocation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Growth (Class A Shares/JGCAX) at NAV	12.46%	5.84%	4.97%
Janus Henderson Global Allocation Fund – Growth (Class A Shares/JGCAX) at Maximum Offering Price - 5.75%	6.01%	4.59%	4.35%
MSCI All Country World IndexSM	19.38%	10.76%	8.43%
Global Growth Allocation Index	15.51%	8.24%	6.74%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 233,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$233M
Number of portfolio holdings	19
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	100%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	60.0
Exchange-Traded Funds (ETFs)	28.9
Fixed Income Funds	9.6
Money Markets	1.5
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	26.0
Vanguard FTSE Emerging Markets	14.2
Janus Henderson Growth and Income Fund - Class N Shares	9.8
Janus Henderson Enterprise Fund - Class N Shares	8.9
Janus Henderson Research Fund - Class N Shares	7.9

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	26.0
Vanguard FTSE Emerging Markets	14.2
Janus Henderson Growth and Income Fund - Class N Shares	9.8
Janus Henderson Enterprise Fund - Class N Shares	8.9
Janus Henderson Research Fund - Class N Shares	7.9

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser. In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.

Material Fund Change Strategies [Text Block]	Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser.
Material Fund Change Risks Change [Text Block]	In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.
C000077711 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Growth
Class Name	Class C Shares
Trading Symbol	JGCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class C Shares/JGCCX)	$126	1.19%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Global Allocation Fund – Growth Class C Shares returned 11.58%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 19.38%. Its performance benchmark, the Global Growth Allocation Index, returned 15.51%.
Top Contributors to Performance
The Fund’s broad asset allocation decisions proved beneficial to returns relative to the performance benchmark. The fund actively allocates across a range of underlying mutual funds, and a modest overweight to equities versus the performance benchmark aided results.
Top Detractors from Performance
Over the past year, diversification within the allocation to equity funds weighed on returns relative to the performance benchmark. Market gains were led by U.S. large-cap growth names, and the underlying fund exposure to mid- and small-cap equities generally detracted from relative results. Underlying fund alpha (fund return less its respective benchmark return) further hindered results in the equity allocation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Growth (Class C Shares/JGCCX) at NAV	11.58%	5.07%	4.26%
Janus Henderson Global Allocation Fund – Growth (Class C Shares/JGCCX) with Contingent Deferred Sales Charge	10.58%*	5.07%	4.26%
MSCI All Country World IndexSM	19.38%	10.76%	8.43%
Global Growth Allocation Index	15.51%	8.24%	6.74%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 233,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$233M
Number of portfolio holdings	19
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	100%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	60.0
Exchange-Traded Funds (ETFs)	28.9
Fixed Income Funds	9.6
Money Markets	1.5
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	26.0
Vanguard FTSE Emerging Markets	14.2
Janus Henderson Growth and Income Fund - Class N Shares	9.8
Janus Henderson Enterprise Fund - Class N Shares	8.9
Janus Henderson Research Fund - Class N Shares	7.9

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	26.0
Vanguard FTSE Emerging Markets	14.2
Janus Henderson Growth and Income Fund - Class N Shares	9.8
Janus Henderson Enterprise Fund - Class N Shares	8.9
Janus Henderson Research Fund - Class N Shares	7.9

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser. In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.

Material Fund Change Strategies [Text Block]	Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser.
Material Fund Change Risks Change [Text Block]	In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.
C000083527 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Growth
Class Name	Class D Shares
Trading Symbol	JNSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class D Shares/JNSGX)	$29	0.27%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Global Allocation Fund – Growth Class D Shares returned 12.60%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 19.38%. Its performance benchmark, the Global Growth Allocation Index, returned 15.51%.
Top Contributors to Performance
The Fund’s broad asset allocation decisions proved beneficial to returns relative to the performance benchmark. The fund actively allocates across a range of underlying mutual funds, and a modest overweight to equities versus the performance benchmark aided results.
Top Detractors from Performance
Over the past year, diversification within the allocation to equity funds weighed on returns relative to the performance benchmark. Market gains were led by U.S. large-cap growth names, and the underlying fund exposure to mid- and small-cap equities generally detracted from relative results. Underlying fund alpha (fund return less its respective benchmark return) further hindered results in the equity allocation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Growth (Class D Shares/JNSGX)	12.60%	6.02%	5.15%
MSCI All Country World IndexSM	19.38%	10.76%	8.43%
Global Growth Allocation Index	15.51%	8.24%	6.74%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 233,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$233M
Number of portfolio holdings	19
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	100%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	60.0
Exchange-Traded Funds (ETFs)	28.9
Fixed Income Funds	9.6
Money Markets	1.5
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	26.0
Vanguard FTSE Emerging Markets	14.2
Janus Henderson Growth and Income Fund - Class N Shares	9.8
Janus Henderson Enterprise Fund - Class N Shares	8.9
Janus Henderson Research Fund - Class N Shares	7.9

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	26.0
Vanguard FTSE Emerging Markets	14.2
Janus Henderson Growth and Income Fund - Class N Shares	9.8
Janus Henderson Enterprise Fund - Class N Shares	8.9
Janus Henderson Research Fund - Class N Shares	7.9

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser. In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.

Material Fund Change Strategies [Text Block]	Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser.
Material Fund Change Risks Change [Text Block]	In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.
C000077712 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Growth
Class Name	Class I Shares
Trading Symbol	JGCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class I Shares/JGCIX)	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Global Allocation Fund – Growth Class I Shares returned 12.63%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 19.38%. Its performance benchmark, the Global Growth Allocation Index, returned 15.51%.
Top Contributors to Performance
The Fund’s broad asset allocation decisions proved beneficial to returns relative to the performance benchmark. The fund actively allocates across a range of underlying mutual funds, and a modest overweight to equities versus the performance benchmark aided results.
Top Detractors from Performance
Over the past year, diversification within the allocation to equity funds weighed on returns relative to the performance benchmark. Market gains were led by U.S. large-cap growth names, and the underlying fund exposure to mid- and small-cap equities generally detracted from relative results. Underlying fund alpha (fund return less its respective benchmark return) further hindered results in the equity allocation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Growth (Class I Shares/JGCIX)	12.63%	6.08%	5.22%
MSCI All Country World IndexSM	19.38%	10.76%	8.43%
Global Growth Allocation Index	15.51%	8.24%	6.74%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 233,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$233M
Number of portfolio holdings	19
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	100%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	60.0
Exchange-Traded Funds (ETFs)	28.9
Fixed Income Funds	9.6
Money Markets	1.5
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	26.0
Vanguard FTSE Emerging Markets	14.2
Janus Henderson Growth and Income Fund - Class N Shares	9.8
Janus Henderson Enterprise Fund - Class N Shares	8.9
Janus Henderson Research Fund - Class N Shares	7.9

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	26.0
Vanguard FTSE Emerging Markets	14.2
Janus Henderson Growth and Income Fund - Class N Shares	9.8
Janus Henderson Enterprise Fund - Class N Shares	8.9
Janus Henderson Research Fund - Class N Shares	7.9

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser. In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.

Material Fund Change Strategies [Text Block]	Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser.
Material Fund Change Risks Change [Text Block]	In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.
C000077713 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Growth
Class Name	Class S Shares
Trading Symbol	JGCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class S Shares/JGCSX)	$67	0.63%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Global Allocation Fund – Growth Class S Shares returned 12.17%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 19.38%. Its performance benchmark, the Global Growth Allocation Index, returned 15.51%.
Top Contributors to Performance
The Fund’s broad asset allocation decisions proved beneficial to returns relative to the performance benchmark. The fund actively allocates across a range of underlying mutual funds, and a modest overweight to equities versus the performance benchmark aided results.
Top Detractors from Performance
Over the past year, diversification within the allocation to equity funds weighed on returns relative to the performance benchmark. Market gains were led by U.S. large-cap growth names, and the underlying fund exposure to mid- and small-cap equities generally detracted from relative results. Underlying fund alpha (fund return less its respective benchmark return) further hindered results in the equity allocation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Growth (Class S Shares/JGCSX)	12.17%	5.64%	4.79%
MSCI All Country World IndexSM	19.38%	10.76%	8.43%
Global Growth Allocation Index	15.51%	8.24%	6.74%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 233,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$233M
Number of portfolio holdings	19
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	100%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	60.0
Exchange-Traded Funds (ETFs)	28.9
Fixed Income Funds	9.6
Money Markets	1.5
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	26.0
Vanguard FTSE Emerging Markets	14.2
Janus Henderson Growth and Income Fund - Class N Shares	9.8
Janus Henderson Enterprise Fund - Class N Shares	8.9
Janus Henderson Research Fund - Class N Shares	7.9

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	26.0
Vanguard FTSE Emerging Markets	14.2
Janus Henderson Growth and Income Fund - Class N Shares	9.8
Janus Henderson Enterprise Fund - Class N Shares	8.9
Janus Henderson Research Fund - Class N Shares	7.9

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser. In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.

Material Fund Change Strategies [Text Block]	Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser.
Material Fund Change Risks Change [Text Block]	In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.
C000028941 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Growth
Class Name	Class T Shares
Trading Symbol	JSPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class T Shares/JSPGX)	$36	0.34%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Global Allocation Fund – Growth Class T Shares returned 12.52%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 19.38%. Its performance benchmark, the Global Growth Allocation Index, returned 15.51%.
Top Contributors to Performance
The Fund’s broad asset allocation decisions proved beneficial to returns relative to the performance benchmark. The fund actively allocates across a range of underlying mutual funds, and a modest overweight to equities versus the performance benchmark aided results.
Top Detractors from Performance
Over the past year, diversification within the allocation to equity funds weighed on returns relative to the performance benchmark. Market gains were led by U.S. large-cap growth names, and the underlying fund exposure to mid- and small-cap equities generally detracted from relative results. Underlying fund alpha (fund return less its respective benchmark return) further hindered results in the equity allocation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Growth (Class T Shares/JSPGX)	12.52%	5.94%	5.09%
MSCI All Country World IndexSM	19.38%	10.76%	8.43%
Global Growth Allocation Index	15.51%	8.24%	6.74%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 233,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 100,000
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$233M
Number of portfolio holdings	19
Total investment advisory fee paid	$0.1M
Portfolio turnover rate	100%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	60.0
Exchange-Traded Funds (ETFs)	28.9
Fixed Income Funds	9.6
Money Markets	1.5
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	26.0
Vanguard FTSE Emerging Markets	14.2
Janus Henderson Growth and Income Fund - Class N Shares	9.8
Janus Henderson Enterprise Fund - Class N Shares	8.9
Janus Henderson Research Fund - Class N Shares	7.9

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	26.0
Vanguard FTSE Emerging Markets	14.2
Janus Henderson Growth and Income Fund - Class N Shares	9.8
Janus Henderson Enterprise Fund - Class N Shares	8.9
Janus Henderson Research Fund - Class N Shares	7.9

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser. In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.

Material Fund Change Strategies [Text Block]	Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser.
Material Fund Change Risks Change [Text Block]	In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.
C000077742 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class A Shares
Trading Symbol	JDFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class A Shares/JDFAX)	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Flexible Bond Fund Class A Shares returned 3.57%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%.
Top Contributors to Performance
Sector allocation decisions contributed to relative performance – specifically, our overweight allocations to securitized and corporate credit. Security selection within investment-grade corporates also was additive. Yield curve positioning further aided results. We were generally overweight duration (interest rate risk), believing the Federal Reserve was near the end of its rate-hiking cycle and favoring the defensive characteristics of higher-duration exposure in the event the economy should cool more quickly than expected.
Top Detractors from Performance
Security selection within agency mortgage-backed securities (MBS) was the largest relative detractor. We did trim our allocation to MBS in the latter part of the period, though we remained overweight.
The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Flexible Bond Fund (Class A Shares/JDFAX) at NAV	3.57%	0.39%	1.27%
Janus Henderson Flexible Bond Fund (Class A Shares/JDFAX) at Maximum Offering Price - 4.75%	(1.31)%	(0.58)%	0.78%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 2,605,000,000
Holdings Count | Holding	639
Advisory Fees Paid, Amount	$ 9,700,000
Investment Company Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$2,605M
Number of portfolio holdings	639
Total investment advisory fee paid	$9.7M
Portfolio turnover rate	170%
Weighted average maturity	6.5 Years
Effective duration	6.4 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	36.2
Asset-Backed/Commercial Mortgage-Backed Securities	30.4
Mortgage-Backed Securities	25.0
United States Treasury Notes/Bonds	5.6
Investment Companies	4.8
Bank Loans and Mezzanine Loans	1.9
Investments Purchased with Cash Collateral from Securities Lending	0.7
Other	(4.6)
Ratings Summary (% of net assets)†
AAA	2.0
AA	31.6
A	9.2
BBB	23.6
BB	7.7
B	0.9
Not Rated	25.2
Other	(0.2)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077743 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class C Shares
Trading Symbol	JFICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class C Shares/JFICX)	$145	1.43%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Flexible Bond Fund Class C Shares returned 2.83%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%.
Top Contributors to Performance
Sector allocation decisions contributed to relative performance – specifically, our overweight allocations to securitized and corporate credit. Security selection within investment-grade corporates also was additive. Yield curve positioning further aided results. We were generally overweight duration (interest rate risk), believing the Federal Reserve was near the end of its rate-hiking cycle and favoring the defensive characteristics of higher-duration exposure in the event the economy should cool more quickly than expected.
Top Detractors from Performance
Security selection within agency mortgage-backed securities (MBS) was the largest relative detractor. We did trim our allocation to MBS in the latter part of the period, though we remained overweight.
The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Flexible Bond Fund (Class C Shares/JFICX) at NAV	2.83%	(0.28)%	0.60%
Janus Henderson Flexible Bond Fund (Class C Shares/JFICX) with Contingent Deferred Sales Charge	1.84%*	(0.28)%	0.60%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 2,605,000,000
Holdings Count | Holding	639
Advisory Fees Paid, Amount	$ 9,700,000
Investment Company Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$2,605M
Number of portfolio holdings	639
Total investment advisory fee paid	$9.7M
Portfolio turnover rate	170%
Weighted average maturity	6.5 Years
Effective duration	6.4 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	36.2
Asset-Backed/Commercial Mortgage-Backed Securities	30.4
Mortgage-Backed Securities	25.0
United States Treasury Notes/Bonds	5.6
Investment Companies	4.8
Bank Loans and Mezzanine Loans	1.9
Investments Purchased with Cash Collateral from Securities Lending	0.7
Other	(4.6)
Ratings Summary (% of net assets)†
AAA	2.0
AA	31.6
A	9.2
BBB	23.6
BB	7.7
B	0.9
Not Rated	25.2
Other	(0.2)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000083536 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class D Shares
Trading Symbol	JANFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class D Shares/JANFX)	$57	0.56%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Flexible Bond Fund Class D Shares returned 3.71%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%.
Top Contributors to Performance
Sector allocation decisions contributed to relative performance – specifically, our overweight allocations to securitized and corporate credit. Security selection within investment-grade corporates also was additive. Yield curve positioning further aided results. We were generally overweight duration (interest rate risk), believing the Federal Reserve was near the end of its rate-hiking cycle and favoring the defensive characteristics of higher-duration exposure in the event the economy should cool more quickly than expected.
Top Detractors from Performance
Security selection within agency mortgage-backed securities (MBS) was the largest relative detractor. We did trim our allocation to MBS in the latter part of the period, though we remained overweight.
The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Flexible Bond Fund (Class D Shares/JANFX)	3.71%	0.60%	1.50%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 2,605,000,000
Holdings Count | Holding	639
Advisory Fees Paid, Amount	$ 9,700,000
Investment Company Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$2,605M
Number of portfolio holdings	639
Total investment advisory fee paid	$9.7M
Portfolio turnover rate	170%
Weighted average maturity	6.5 Years
Effective duration	6.4 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	36.2
Asset-Backed/Commercial Mortgage-Backed Securities	30.4
Mortgage-Backed Securities	25.0
United States Treasury Notes/Bonds	5.6
Investment Companies	4.8
Bank Loans and Mezzanine Loans	1.9
Investments Purchased with Cash Collateral from Securities Lending	0.7
Other	(4.6)
Ratings Summary (% of net assets)†
AAA	2.0
AA	31.6
A	9.2
BBB	23.6
BB	7.7
B	0.9
Not Rated	25.2
Other	(0.2)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077744 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class I Shares
Trading Symbol	JFLEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class I Shares/JFLEX)	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Flexible Bond Fund Class I Shares returned 3.83%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%.
Top Contributors to Performance
Sector allocation decisions contributed to relative performance – specifically, our overweight allocations to securitized and corporate credit. Security selection within investment-grade corporates also was additive. Yield curve positioning further aided results. We were generally overweight duration (interest rate risk), believing the Federal Reserve was near the end of its rate-hiking cycle and favoring the defensive characteristics of higher-duration exposure in the event the economy should cool more quickly than expected.
Top Detractors from Performance
Security selection within agency mortgage-backed securities (MBS) was the largest relative detractor. We did trim our allocation to MBS in the latter part of the period, though we remained overweight.
The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Flexible Bond Fund (Class I Shares/JFLEX)	3.83%	0.69%	1.58%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 2,605,000,000
Holdings Count | Holding	639
Advisory Fees Paid, Amount	$ 9,700,000
Investment Company Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$2,605M
Number of portfolio holdings	639
Total investment advisory fee paid	$9.7M
Portfolio turnover rate	170%
Weighted average maturity	6.5 Years
Effective duration	6.4 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	36.2
Asset-Backed/Commercial Mortgage-Backed Securities	30.4
Mortgage-Backed Securities	25.0
United States Treasury Notes/Bonds	5.6
Investment Companies	4.8
Bank Loans and Mezzanine Loans	1.9
Investments Purchased with Cash Collateral from Securities Lending	0.7
Other	(4.6)
Ratings Summary (% of net assets)†
AAA	2.0
AA	31.6
A	9.2
BBB	23.6
BB	7.7
B	0.9
Not Rated	25.2
Other	(0.2)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000183944 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Responsible International Dividend Fund
Class Name	Class C Shares
Trading Symbol	HDCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Responsible International Dividend Fund (Class C Shares/HDCVX)	$200	1.85%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	1.85%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Responsible International Dividend Fund Class C Shares returned 16.16%. Its broad-based benchmark, the MSCI World ex-USA Index SM, returned 11.22%.
Top Contributors to Performance
Optimism around the adoption of artificial intelligence (AI) drove up the share price of chip manufacturer Taiwan Semiconductor, which contributed to returns relative to the performance benchmark due to the capital investment deployed by its customers to develop AI capabilities. UK bank NatWest and information services company RELX also bolstered relative returns as both companies delivered solid results, the former benefiting from the higher interest rate environment, and the latter from the deployment of AI.
Top Detractors from Performance
Chinese insurance company AIA detracted relative to the performance benchmark due to ongoing economic weakness in China that caused Asia to lag the rise in global markets early in 2024. Swiss food and beverage company Nestlé also detracted, despite exhibiting strong pricing power within its end market. Telecommunications company TELUS was another relative detractor owing to high capital expenditure requirements amid rising inflation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Responsible International Dividend Fund (Class C Shares/HDCVX) at NAV	16.16%	7.46%	5.09%
Janus Henderson Responsible International Dividend Fund (Class C Shares/HDCVX) with Contingent Deferred Sales Charge	15.16%*	7.46%	5.09%
MSCI World ex-USA Index SM	11.22%	6.55%	4.27%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 142,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$142M
Number of portfolio holdings	45
Total investment advisory fee paid	$0.7M
Portfolio turnover rate	32%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.3
RELX PLC	3.8
Unilever PLC	3.3
Samsung Electronics Co Ltd	3.2
Novo Nordisk A/S - Class B	3.1
Asset Allocation (% of net assets)
Common Stocks	90.9
Investment Companies	4.2
Preferred Stocks	3.2
Other	1.7
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.3
RELX PLC	3.8
Unilever PLC	3.3
Samsung Electronics Co Ltd	3.2
Novo Nordisk A/S - Class B	3.1

C000183945 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Responsible International Dividend Fund
Class Name	Class D Shares
Trading Symbol	HDDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Responsible International Dividend Fund (Class D Shares/HDDVX)	$106	0.98%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Responsible International Dividend Fund Class D Shares returned 17.15%. Its broad-based benchmark, the MSCI World ex-USA Index SM, returned 11.22%.
Top Contributors to Performance
Optimism around the adoption of artificial intelligence (AI) drove up the share price of chip manufacturer Taiwan Semiconductor, which contributed to returns relative to the performance benchmark due to the capital investment deployed by its customers to develop AI capabilities. UK bank NatWest and information services company RELX also bolstered relative returns as both companies delivered solid results, the former benefiting from the higher interest rate environment, and the latter from the deployment of AI.
Top Detractors from Performance
Chinese insurance company AIA detracted relative to the performance benchmark due to ongoing economic weakness in China that caused Asia to lag the rise in global markets early in 2024. Swiss food and beverage company Nestlé also detracted, despite exhibiting strong pricing power within its end market. Telecommunications company TELUS was another relative detractor owing to high capital expenditure requirements amid rising inflation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Responsible International Dividend Fund (Class D Shares/HDDVX)	17.15%	8.44%	6.05%
MSCI World ex-USA Index SM	11.22%	6.55%	4.27%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 142,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$142M
Number of portfolio holdings	45
Total investment advisory fee paid	$0.7M
Portfolio turnover rate	32%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.3
RELX PLC	3.8
Unilever PLC	3.3
Samsung Electronics Co Ltd	3.2
Novo Nordisk A/S - Class B	3.1
Asset Allocation (% of net assets)
Common Stocks	90.9
Investment Companies	4.2
Preferred Stocks	3.2
Other	1.7
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.3
RELX PLC	3.8
Unilever PLC	3.3
Samsung Electronics Co Ltd	3.2
Novo Nordisk A/S - Class B	3.1

C000183946 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Responsible International Dividend Fund
Class Name	Class I Shares
Trading Symbol	HDIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Responsible International Dividend Fund (Class I Shares/HDIVX)	$101	0.93%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Responsible International Dividend Fund Class I Shares returned 17.25%. Its broad-based benchmark, the MSCI World ex-USA Index SM, returned 11.22%.
Top Contributors to Performance
Optimism around the adoption of artificial intelligence (AI) drove up the share price of chip manufacturer Taiwan Semiconductor, which contributed to returns relative to the performance benchmark due to the capital investment deployed by its customers to develop AI capabilities. UK bank NatWest and information services company RELX also bolstered relative returns as both companies delivered solid results, the former benefiting from the higher interest rate environment, and the latter from the deployment of AI.
Top Detractors from Performance
Chinese insurance company AIA detracted relative to the performance benchmark due to ongoing economic weakness in China that caused Asia to lag the rise in global markets early in 2024. Swiss food and beverage company Nestlé also detracted, despite exhibiting strong pricing power within its end market. Telecommunications company TELUS was another relative detractor owing to high capital expenditure requirements amid rising inflation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Responsible International Dividend Fund (Class I Shares/HDIVX)	17.25%	8.49%	6.13%
MSCI World ex-USA Index SM	11.22%	6.55%	4.27%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 142,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$142M
Number of portfolio holdings	45
Total investment advisory fee paid	$0.7M
Portfolio turnover rate	32%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.3
RELX PLC	3.8
Unilever PLC	3.3
Samsung Electronics Co Ltd	3.2
Novo Nordisk A/S - Class B	3.1
Asset Allocation (% of net assets)
Common Stocks	90.9
Investment Companies	4.2
Preferred Stocks	3.2
Other	1.7
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.3
RELX PLC	3.8
Unilever PLC	3.3
Samsung Electronics Co Ltd	3.2
Novo Nordisk A/S - Class B	3.1

C000183947 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Responsible International Dividend Fund
Class Name	Class N Shares
Trading Symbol	HDRVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Responsible International Dividend Fund (Class N Shares/HDRVX)	$91	0.84%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Responsible International Dividend Fund Class N Shares returned 17.31%. Its broad-based benchmark, the MSCI World ex-USA Index SM, returned 11.22%.
Top Contributors to Performance
Optimism around the adoption of artificial intelligence (AI) drove up the share price of chip manufacturer Taiwan Semiconductor, which contributed to returns relative to the performance benchmark due to the capital investment deployed by its customers to develop AI capabilities. UK bank NatWest and information services company RELX also bolstered relative returns as both companies delivered solid results, the former benefiting from the higher interest rate environment, and the latter from the deployment of AI.
Top Detractors from Performance
Chinese insurance company AIA detracted relative to the performance benchmark due to ongoing economic weakness in China that caused Asia to lag the rise in global markets early in 2024. Swiss food and beverage company Nestlé also detracted, despite exhibiting strong pricing power within its end market. Telecommunications company TELUS was another relative detractor owing to high capital expenditure requirements amid rising inflation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Responsible International Dividend Fund (Class N Shares/HDRVX)	17.31%	8.58%	6.15%
MSCI World ex-USA Index SM	11.22%	6.55%	4.27%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 142,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$142M
Number of portfolio holdings	45
Total investment advisory fee paid	$0.7M
Portfolio turnover rate	32%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.3
RELX PLC	3.8
Unilever PLC	3.3
Samsung Electronics Co Ltd	3.2
Novo Nordisk A/S - Class B	3.1
Asset Allocation (% of net assets)
Common Stocks	90.9
Investment Companies	4.2
Preferred Stocks	3.2
Other	1.7
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.3
RELX PLC	3.8
Unilever PLC	3.3
Samsung Electronics Co Ltd	3.2
Novo Nordisk A/S - Class B	3.1

C000183949 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Responsible International Dividend Fund
Class Name	Class S Shares
Trading Symbol	HDQVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Responsible International Dividend Fund (Class S Shares/HDQVX)	$116	1.07%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Responsible International Dividend Fund Class S Shares returned 17.06%. Its broad-based benchmark, the MSCI World ex-USA Index SM, returned 11.22%.
Top Contributors to Performance
Optimism around the adoption of artificial intelligence (AI) drove up the share price of chip manufacturer Taiwan Semiconductor, which contributed to returns relative to the performance benchmark due to the capital investment deployed by its customers to develop AI capabilities. UK bank NatWest and information services company RELX also bolstered relative returns as both companies delivered solid results, the former benefiting from the higher interest rate environment, and the latter from the deployment of AI.
Top Detractors from Performance
Chinese insurance company AIA detracted relative to the performance benchmark due to ongoing economic weakness in China that caused Asia to lag the rise in global markets early in 2024. Swiss food and beverage company Nestlé also detracted, despite exhibiting strong pricing power within its end market. Telecommunications company TELUS was another relative detractor owing to high capital expenditure requirements amid rising inflation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Responsible International Dividend Fund (Class S Shares/HDQVX)	17.06%	8.43%	5.91%
MSCI World ex-USA Index SM	11.22%	6.55%	4.27%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 142,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$142M
Number of portfolio holdings	45
Total investment advisory fee paid	$0.7M
Portfolio turnover rate	32%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.3
RELX PLC	3.8
Unilever PLC	3.3
Samsung Electronics Co Ltd	3.2
Novo Nordisk A/S - Class B	3.1
Asset Allocation (% of net assets)
Common Stocks	90.9
Investment Companies	4.2
Preferred Stocks	3.2
Other	1.7
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.3
RELX PLC	3.8
Unilever PLC	3.3
Samsung Electronics Co Ltd	3.2
Novo Nordisk A/S - Class B	3.1

C000183950 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Responsible International Dividend Fund
Class Name	Class T Shares
Trading Symbol	HDTVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Responsible International Dividend Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Responsible International Dividend Fund (Class T Shares/HDTVX)	$118	1.09%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Responsible International Dividend Fund Class T Shares returned 17.01%. Its broad-based benchmark, the MSCI World ex-USA Index SM, returned 11.22%.
Top Contributors to Performance
Optimism around the adoption of artificial intelligence (AI) drove up the share price of chip manufacturer Taiwan Semiconductor, which contributed to returns relative to the performance benchmark due to the capital investment deployed by its customers to develop AI capabilities. UK bank NatWest and information services company RELX also bolstered relative returns as both companies delivered solid results, the former benefiting from the higher interest rate environment, and the latter from the deployment of AI.
Top Detractors from Performance
Chinese insurance company AIA detracted relative to the performance benchmark due to ongoing economic weakness in China that caused Asia to lag the rise in global markets early in 2024. Swiss food and beverage company Nestlé also detracted, despite exhibiting strong pricing power within its end market. Telecommunications company TELUS was another relative detractor owing to high capital expenditure requirements amid rising inflation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Responsible International Dividend Fund (Class T Shares/HDTVX)	17.01%	8.31%	5.94%
MSCI World ex-USA Index SM	11.22%	6.55%	4.27%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 142,000,000
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 700,000
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$142M
Number of portfolio holdings	45
Total investment advisory fee paid	$0.7M
Portfolio turnover rate	32%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.3
RELX PLC	3.8
Unilever PLC	3.3
Samsung Electronics Co Ltd	3.2
Novo Nordisk A/S - Class B	3.1
Asset Allocation (% of net assets)
Common Stocks	90.9
Investment Companies	4.2
Preferred Stocks	3.2
Other	1.7
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.3
RELX PLC	3.8
Unilever PLC	3.3
Samsung Electronics Co Ltd	3.2
Novo Nordisk A/S - Class B	3.1

C000077701 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Short Duration Flexible Bond Fund
Class Name	Class A Shares
Trading Symbol	JSHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class A Shares/JSHAX)	$72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Short Duration Flexible Bond Fund Class A Shares returned 6.16%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index, returned 4.87%.
Top Contributors to Performance
Sector allocation decisions contributed to returns relative to the performance benchmark, particularly our overweight allocation to securitized credit. We maintained a favorable view on securitized credit valuations relative to corporate bonds during the period. Security selection within investment-grade corporates also contributed, as did our yield curve positioning, which we actively managed throughout the period and closed with a modest duration overweight.
Top Detractors from Performance
There were no material detractors from returns relative to the performance benchmark, though lack of exposure to real estate investment trusts did hold back results. The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Short Duration Flexible Bond Fund (Class A Shares/JSHAX) at NAV	6.16%	1.34%	1.27%
Janus Henderson Short Duration Flexible Bond Fund (Class A Shares/JSHAX) at Maximum Offering Price - 2.50%	3.58%	0.81%	1.01%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Bloomberg 1-3 Year U.S. Government/Credit Index	4.87%	1.25%	1.35%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 709,000,000
Holdings Count | Holding	392
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$709M
Number of portfolio holdings	392
Total investment advisory fee paid	$2.2M
Portfolio turnover rate	105%
Weighted average maturity	3.4 Years
Effective duration	2.0 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	46.4
Corporate Bonds	40.1
Mortgage-Backed Securities	4.8
United States Treasury Notes/Bonds	4.5
Investment Companies	3.0
Bank Loans and Mezzanine Loans	2.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(1.9)
Ratings Summary (% of net assets)†
AAA	2.9
AA	10.7
A	13.1
BBB	26.4
BB	6.6
B	1.0
Not Rated	38.6
Other	0.7
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077702 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Short Duration Flexible Bond Fund
Class Name	Class C Shares
Trading Symbol	JSHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class C Shares/JSHCX)	$145	1.41%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.41%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Short Duration Flexible Bond Fund Class C Shares returned 5.79%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index, returned 4.87%.
Top Contributors to Performance
Sector allocation decisions contributed to returns relative to the performance benchmark, particularly our overweight allocation to securitized credit. We maintained a favorable view on securitized credit valuations relative to corporate bonds during the period. Security selection within investment-grade corporates also contributed, as did our yield curve positioning, which we actively managed throughout the period and closed with a modest duration overweight.
Top Detractors from Performance
There were no material detractors from returns relative to the performance benchmark, though lack of exposure to real estate investment trusts did hold back results. The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Short Duration Flexible Bond Fund (Class C Shares/JSHCX) at NAV	5.79%	0.73%	0.56%
Janus Henderson Short Duration Flexible Bond Fund (Class C Shares/JSHCX) with Contingent Deferred Sales Charge	4.79%*	0.73%	0.56%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Bloomberg 1-3 Year U.S. Government/Credit Index	4.87%	1.25%	1.35%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 709,000,000
Holdings Count | Holding	392
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$709M
Number of portfolio holdings	392
Total investment advisory fee paid	$2.2M
Portfolio turnover rate	105%
Weighted average maturity	3.4 Years
Effective duration	2.0 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	46.4
Corporate Bonds	40.1
Mortgage-Backed Securities	4.8
United States Treasury Notes/Bonds	4.5
Investment Companies	3.0
Bank Loans and Mezzanine Loans	2.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(1.9)
Ratings Summary (% of net assets)†
AAA	2.9
AA	10.7
A	13.1
BBB	26.4
BB	6.6
B	1.0
Not Rated	38.6
Other	0.7
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000083525 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Short Duration Flexible Bond Fund
Class Name	Class D Shares
Trading Symbol	JNSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class D Shares/JNSTX)	$54	0.52%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Short Duration Flexible Bond Fund Class D Shares returned 6.35%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index, returned 4.87%.
Top Contributors to Performance
Sector allocation decisions contributed to returns relative to the performance benchmark, particularly our overweight allocation to securitized credit. We maintained a favorable view on securitized credit valuations relative to corporate bonds during the period. Security selection within investment-grade corporates also contributed, as did our yield curve positioning, which we actively managed throughout the period and closed with a modest duration overweight.
Top Detractors from Performance
There were no material detractors from returns relative to the performance benchmark, though lack of exposure to real estate investment trusts did hold back results. The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Short Duration Flexible Bond Fund (Class D Shares/JNSTX)	6.35%	1.51%	1.41%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Bloomberg 1-3 Year U.S. Government/Credit Index	4.87%	1.25%	1.35%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 709,000,000
Holdings Count | Holding	392
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$709M
Number of portfolio holdings	392
Total investment advisory fee paid	$2.2M
Portfolio turnover rate	105%
Weighted average maturity	3.4 Years
Effective duration	2.0 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	46.4
Corporate Bonds	40.1
Mortgage-Backed Securities	4.8
United States Treasury Notes/Bonds	4.5
Investment Companies	3.0
Bank Loans and Mezzanine Loans	2.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(1.9)
Ratings Summary (% of net assets)†
AAA	2.9
AA	10.7
A	13.1
BBB	26.4
BB	6.6
B	1.0
Not Rated	38.6
Other	0.7
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077703 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Short Duration Flexible Bond Fund
Class Name	Class I Shares
Trading Symbol	JSHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class I Shares/JSHIX)	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Short Duration Flexible Bond Fund Class I Shares returned 6.42%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index, returned 4.87%.
Top Contributors to Performance
Sector allocation decisions contributed to returns relative to the performance benchmark, particularly our overweight allocation to securitized credit. We maintained a favorable view on securitized credit valuations relative to corporate bonds during the period. Security selection within investment-grade corporates also contributed, as did our yield curve positioning, which we actively managed throughout the period and closed with a modest duration overweight.
Top Detractors from Performance
There were no material detractors from returns relative to the performance benchmark, though lack of exposure to real estate investment trusts did hold back results. The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Short Duration Flexible Bond Fund (Class I Shares/JSHIX)	6.42%	1.56%	1.50%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Bloomberg 1-3 Year U.S. Government/Credit Index	4.87%	1.25%	1.35%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 709,000,000
Holdings Count | Holding	392
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$709M
Number of portfolio holdings	392
Total investment advisory fee paid	$2.2M
Portfolio turnover rate	105%
Weighted average maturity	3.4 Years
Effective duration	2.0 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	46.4
Corporate Bonds	40.1
Mortgage-Backed Securities	4.8
United States Treasury Notes/Bonds	4.5
Investment Companies	3.0
Bank Loans and Mezzanine Loans	2.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(1.9)
Ratings Summary (% of net assets)†
AAA	2.9
AA	10.7
A	13.1
BBB	26.4
BB	6.6
B	1.0
Not Rated	38.6
Other	0.7
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000114878 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Short Duration Flexible Bond Fund
Class Name	Class N Shares
Trading Symbol	JSHNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class N Shares/JSHNX)	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Short Duration Flexible Bond Fund Class N Shares returned 6.49%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index, returned 4.87%.
Top Contributors to Performance
Sector allocation decisions contributed to returns relative to the performance benchmark, particularly our overweight allocation to securitized credit. We maintained a favorable view on securitized credit valuations relative to corporate bonds during the period. Security selection within investment-grade corporates also contributed, as did our yield curve positioning, which we actively managed throughout the period and closed with a modest duration overweight.
Top Detractors from Performance
There were no material detractors from returns relative to the performance benchmark, though lack of exposure to real estate investment trusts did hold back results. The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Short Duration Flexible Bond Fund (Class N Shares/JSHNX)	6.49%	1.57%	1.50%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Bloomberg 1-3 Year U.S. Government/Credit Index	4.87%	1.25%	1.35%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 709,000,000
Holdings Count | Holding	392
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$709M
Number of portfolio holdings	392
Total investment advisory fee paid	$2.2M
Portfolio turnover rate	105%
Weighted average maturity	3.4 Years
Effective duration	2.0 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	46.4
Corporate Bonds	40.1
Mortgage-Backed Securities	4.8
United States Treasury Notes/Bonds	4.5
Investment Companies	3.0
Bank Loans and Mezzanine Loans	2.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(1.9)
Ratings Summary (% of net assets)†
AAA	2.9
AA	10.7
A	13.1
BBB	26.4
BB	6.6
B	1.0
Not Rated	38.6
Other	0.7
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077704 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Short Duration Flexible Bond Fund
Class Name	Class S Shares
Trading Symbol	JSHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class S Shares/JSHSX)	$91	0.88%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Short Duration Flexible Bond Fund Class S Shares returned 6.35%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index, returned 4.87%.
Top Contributors to Performance
Sector allocation decisions contributed to returns relative to the performance benchmark, particularly our overweight allocation to securitized credit. We maintained a favorable view on securitized credit valuations relative to corporate bonds during the period. Security selection within investment-grade corporates also contributed, as did our yield curve positioning, which we actively managed throughout the period and closed with a modest duration overweight.
Top Detractors from Performance
There were no material detractors from returns relative to the performance benchmark, though lack of exposure to real estate investment trusts did hold back results. The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Short Duration Flexible Bond Fund (Class S Shares/JSHSX)	6.35%	1.22%	1.10%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Bloomberg 1-3 Year U.S. Government/Credit Index	4.87%	1.25%	1.35%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 709,000,000
Holdings Count | Holding	392
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$709M
Number of portfolio holdings	392
Total investment advisory fee paid	$2.2M
Portfolio turnover rate	105%
Weighted average maturity	3.4 Years
Effective duration	2.0 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	46.4
Corporate Bonds	40.1
Mortgage-Backed Securities	4.8
United States Treasury Notes/Bonds	4.5
Investment Companies	3.0
Bank Loans and Mezzanine Loans	2.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(1.9)
Ratings Summary (% of net assets)†
AAA	2.9
AA	10.7
A	13.1
BBB	26.4
BB	6.6
B	1.0
Not Rated	38.6
Other	0.7
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000028938 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Short Duration Flexible Bond Fund
Class Name	Class T Shares
Trading Symbol	JASBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class T Shares/JASBX)	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Short Duration Flexible Bond Fund Class T Shares returned 6.23%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index, returned 4.87%.
Top Contributors to Performance
Sector allocation decisions contributed to returns relative to the performance benchmark, particularly our overweight allocation to securitized credit. We maintained a favorable view on securitized credit valuations relative to corporate bonds during the period. Security selection within investment-grade corporates also contributed, as did our yield curve positioning, which we actively managed throughout the period and closed with a modest duration overweight.
Top Detractors from Performance
There were no material detractors from returns relative to the performance benchmark, though lack of exposure to real estate investment trusts did hold back results. The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Short Duration Flexible Bond Fund (Class T Shares/JASBX)	6.23%	1.40%	1.30%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
Bloomberg 1-3 Year U.S. Government/Credit Index	4.87%	1.25%	1.35%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 709,000,000
Holdings Count | Holding	392
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$709M
Number of portfolio holdings	392
Total investment advisory fee paid	$2.2M
Portfolio turnover rate	105%
Weighted average maturity	3.4 Years
Effective duration	2.0 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	46.4
Corporate Bonds	40.1
Mortgage-Backed Securities	4.8
United States Treasury Notes/Bonds	4.5
Investment Companies	3.0
Bank Loans and Mezzanine Loans	2.6
Investments Purchased with Cash Collateral from Securities Lending	0.5
Other	(1.9)
Ratings Summary (% of net assets)†
AAA	2.9
AA	10.7
A	13.1
BBB	26.4
BB	6.6
B	1.0
Not Rated	38.6
Other	0.7
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077714 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Moderate
Class Name	Class A Shares
Trading Symbol	JMOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class A Shares/JMOAX)	$45	0.43%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Global Allocation Fund – Moderate Class A Shares returned 9.98%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 19.38%. Its performance benchmark, the Global Moderate Allocation Index, returned 11.73%.
Top Contributors to Performance
The Fund’s broad asset allocation decisions proved beneficial to returns relative to the performance benchmark. The fund actively allocates across a range of underlying mutual funds, and a modest overweight to equities versus the performance benchmark aided results.
Top Detractors from Performance
Over the past year, diversification within the allocation to equity funds weighed on returns relative to the performance benchmark. Market gains were led by U.S. large-cap growth names, and the underlying fund exposure to mid- and small-cap equities generally detracted from relative results. Underlying fund alpha (fund return less its respective benchmark return) further hindered results in the equity allocation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Moderate (Class A Shares/JMOAX) at NAV	9.98%	4.29%	3.80%
Janus Henderson Global Allocation Fund – Moderate (Class A Shares/JMOAX) at Maximum Offering Price - 5.75%	3.64%	3.05%	3.19%
MSCI All Country World IndexSM	19.38%	10.76%	8.43%
Global Moderate Allocation Index	11.73%	5.70%	5.01%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 190,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$190M
Number of portfolio holdings	19
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	104%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	46.0
Exchange-Traded Funds (ETFs)	29.9
Fixed Income Funds	23.2
Money Markets	0.9
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	19.9
Janus Henderson Developed World Bond Fund - Class N Shares	13.1
Vanguard FTSE Emerging Markets	10.9
Janus Henderson Flexible Bond Fund - Class N Shares	9.5
Janus Henderson Growth and Income Fund - Class N Shares	7.5

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	19.9
Janus Henderson Developed World Bond Fund - Class N Shares	13.1
Vanguard FTSE Emerging Markets	10.9
Janus Henderson Flexible Bond Fund - Class N Shares	9.5
Janus Henderson Growth and Income Fund - Class N Shares	7.5

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser. In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.

Material Fund Change Strategies [Text Block]	Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser.
Material Fund Change Risks Change [Text Block]	In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.
C000077715 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Moderate
Class Name	Class C Shares
Trading Symbol	JMOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class C Shares/JMOCX)	$119	1.14%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Global Allocation Fund – Moderate Class C Shares returned 9.15%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 19.38%. Its performance benchmark, the Global Moderate Allocation Index, returned 11.73%.
Top Contributors to Performance
The Fund’s broad asset allocation decisions proved beneficial to returns relative to the performance benchmark. The fund actively allocates across a range of underlying mutual funds, and a modest overweight to equities versus the performance benchmark aided results.
Top Detractors from Performance
Over the past year, diversification within the allocation to equity funds weighed on returns relative to the performance benchmark. Market gains were led by U.S. large-cap growth names, and the underlying fund exposure to mid- and small-cap equities generally detracted from relative results. Underlying fund alpha (fund return less its respective benchmark return) further hindered results in the equity allocation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Moderate (Class C Shares/JMOCX) at NAV	9.15%	3.54%	3.10%
Janus Henderson Global Allocation Fund – Moderate (Class C Shares/JMOCX) with Contingent Deferred Sales Charge	8.15%*	3.54%	3.10%
MSCI All Country World IndexSM	19.38%	10.76%	8.43%
Global Moderate Allocation Index	11.73%	5.70%	5.01%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 190,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$190M
Number of portfolio holdings	19
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	104%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	46.0
Exchange-Traded Funds (ETFs)	29.9
Fixed Income Funds	23.2
Money Markets	0.9
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	19.9
Janus Henderson Developed World Bond Fund - Class N Shares	13.1
Vanguard FTSE Emerging Markets	10.9
Janus Henderson Flexible Bond Fund - Class N Shares	9.5
Janus Henderson Growth and Income Fund - Class N Shares	7.5

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	19.9
Janus Henderson Developed World Bond Fund - Class N Shares	13.1
Vanguard FTSE Emerging Markets	10.9
Janus Henderson Flexible Bond Fund - Class N Shares	9.5
Janus Henderson Growth and Income Fund - Class N Shares	7.5

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser. In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.

Material Fund Change Strategies [Text Block]	Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser.
Material Fund Change Risks Change [Text Block]	In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.
C000083528 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Moderate
Class Name	Class D Shares
Trading Symbol	JNSMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class D Shares/JNSMX)	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Global Allocation Fund – Moderate Class D Shares returned 10.19%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 19.38%. Its performance benchmark, the Global Moderate Allocation Index, returned 11.73%.
Top Contributors to Performance
The Fund’s broad asset allocation decisions proved beneficial to returns relative to the performance benchmark. The fund actively allocates across a range of underlying mutual funds, and a modest overweight to equities versus the performance benchmark aided results.
Top Detractors from Performance
Over the past year, diversification within the allocation to equity funds weighed on returns relative to the performance benchmark. Market gains were led by U.S. large-cap growth names, and the underlying fund exposure to mid- and small-cap equities generally detracted from relative results. Underlying fund alpha (fund return less its respective benchmark return) further hindered results in the equity allocation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Moderate (Class D Shares/JNSMX)	10.19%	4.48%	3.99%
MSCI All Country World IndexSM	19.38%	10.76%	8.43%
Global Moderate Allocation Index	11.73%	5.70%	5.01%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 190,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$190M
Number of portfolio holdings	19
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	104%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	46.0
Exchange-Traded Funds (ETFs)	29.9
Fixed Income Funds	23.2
Money Markets	0.9
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	19.9
Janus Henderson Developed World Bond Fund - Class N Shares	13.1
Vanguard FTSE Emerging Markets	10.9
Janus Henderson Flexible Bond Fund - Class N Shares	9.5
Janus Henderson Growth and Income Fund - Class N Shares	7.5

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	19.9
Janus Henderson Developed World Bond Fund - Class N Shares	13.1
Vanguard FTSE Emerging Markets	10.9
Janus Henderson Flexible Bond Fund - Class N Shares	9.5
Janus Henderson Growth and Income Fund - Class N Shares	7.5

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser. In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.

Material Fund Change Strategies [Text Block]	Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser.
Material Fund Change Risks Change [Text Block]	In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.
C000077716 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Moderate
Class Name	Class I Shares
Trading Symbol	JMOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class I Shares/JMOIX)	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Global Allocation Fund – Moderate Class I Shares returned 10.21%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 19.38%. Its performance benchmark, the Global Moderate Allocation Index, returned 11.73%.
Top Contributors to Performance
The Fund’s broad asset allocation decisions proved beneficial to returns relative to the performance benchmark. The fund actively allocates across a range of underlying mutual funds, and a modest overweight to equities versus the performance benchmark aided results.
Top Detractors from Performance
Over the past year, diversification within the allocation to equity funds weighed on returns relative to the performance benchmark. Market gains were led by U.S. large-cap growth names, and the underlying fund exposure to mid- and small-cap equities generally detracted from relative results. Underlying fund alpha (fund return less its respective benchmark return) further hindered results in the equity allocation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Moderate (Class I Shares/JMOIX)	10.21%	4.51%	4.03%
MSCI All Country World IndexSM	19.38%	10.76%	8.43%
Global Moderate Allocation Index	11.73%	5.70%	5.01%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 190,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$190M
Number of portfolio holdings	19
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	104%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	46.0
Exchange-Traded Funds (ETFs)	29.9
Fixed Income Funds	23.2
Money Markets	0.9
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	19.9
Janus Henderson Developed World Bond Fund - Class N Shares	13.1
Vanguard FTSE Emerging Markets	10.9
Janus Henderson Flexible Bond Fund - Class N Shares	9.5
Janus Henderson Growth and Income Fund - Class N Shares	7.5

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	19.9
Janus Henderson Developed World Bond Fund - Class N Shares	13.1
Vanguard FTSE Emerging Markets	10.9
Janus Henderson Flexible Bond Fund - Class N Shares	9.5
Janus Henderson Growth and Income Fund - Class N Shares	7.5

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser. In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.

Material Fund Change Strategies [Text Block]	Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser.
Material Fund Change Risks Change [Text Block]	In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.
C000077717 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Moderate
Class Name	Class S Shares
Trading Symbol	JMOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class S Shares/JMOSX)	$65	0.62%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Global Allocation Fund – Moderate Class S Shares returned 9.80%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 19.38%. Its performance benchmark, the Global Moderate Allocation Index, returned 11.73%.
Top Contributors to Performance
The Fund’s broad asset allocation decisions proved beneficial to returns relative to the performance benchmark. The fund actively allocates across a range of underlying mutual funds, and a modest overweight to equities versus the performance benchmark aided results.
Top Detractors from Performance
Over the past year, diversification within the allocation to equity funds weighed on returns relative to the performance benchmark. Market gains were led by U.S. large-cap growth names, and the underlying fund exposure to mid- and small-cap equities generally detracted from relative results. Underlying fund alpha (fund return less its respective benchmark return) further hindered results in the equity allocation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Moderate (Class S Shares/JMOSX)	9.80%	4.08%	3.61%
MSCI All Country World IndexSM	19.38%	10.76%	8.43%
Global Moderate Allocation Index	11.73%	5.70%	5.01%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 190,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$190M
Number of portfolio holdings	19
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	104%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	46.0
Exchange-Traded Funds (ETFs)	29.9
Fixed Income Funds	23.2
Money Markets	0.9
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	19.9
Janus Henderson Developed World Bond Fund - Class N Shares	13.1
Vanguard FTSE Emerging Markets	10.9
Janus Henderson Flexible Bond Fund - Class N Shares	9.5
Janus Henderson Growth and Income Fund - Class N Shares	7.5

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	19.9
Janus Henderson Developed World Bond Fund - Class N Shares	13.1
Vanguard FTSE Emerging Markets	10.9
Janus Henderson Flexible Bond Fund - Class N Shares	9.5
Janus Henderson Growth and Income Fund - Class N Shares	7.5

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser. In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.

Material Fund Change Strategies [Text Block]	Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser.
Material Fund Change Risks Change [Text Block]	In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.
C000028942 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Moderate
Class Name	Class T Shares
Trading Symbol	JSPMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class T Shares/JSPMX)	$35	0.33%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Global Allocation Fund – Moderate Class T Shares returned 10.13%. Its broad-based benchmark, the MSCI All Country World IndexSM, returned 19.38%. Its performance benchmark, the Global Moderate Allocation Index, returned 11.73%.
Top Contributors to Performance
The Fund’s broad asset allocation decisions proved beneficial to returns relative to the performance benchmark. The fund actively allocates across a range of underlying mutual funds, and a modest overweight to equities versus the performance benchmark aided results.
Top Detractors from Performance
Over the past year, diversification within the allocation to equity funds weighed on returns relative to the performance benchmark. Market gains were led by U.S. large-cap growth names, and the underlying fund exposure to mid- and small-cap equities generally detracted from relative results. Underlying fund alpha (fund return less its respective benchmark return) further hindered results in the equity allocation.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Global Allocation Fund – Moderate (Class T Shares/JSPMX)	10.13%	4.40%	3.92%
MSCI All Country World IndexSM	19.38%	10.76%	8.43%
Global Moderate Allocation Index	11.73%	5.70%	5.01%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 190,000,000
Holdings Count | Holding	19
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$190M
Number of portfolio holdings	19
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	104%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	46.0
Exchange-Traded Funds (ETFs)	29.9
Fixed Income Funds	23.2
Money Markets	0.9
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	19.9
Janus Henderson Developed World Bond Fund - Class N Shares	13.1
Vanguard FTSE Emerging Markets	10.9
Janus Henderson Flexible Bond Fund - Class N Shares	9.5
Janus Henderson Growth and Income Fund - Class N Shares	7.5

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	19.9
Janus Henderson Developed World Bond Fund - Class N Shares	13.1
Vanguard FTSE Emerging Markets	10.9
Janus Henderson Flexible Bond Fund - Class N Shares	9.5
Janus Henderson Growth and Income Fund - Class N Shares	7.5

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser. In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.

Material Fund Change Strategies [Text Block]	Effective June 20, 2024, the Fund's investment strategy changed to provide the Fund with flexibility to invest up to 35% of its assets in underlying funds that are not sponsored by Janus Henderson Investors US LLC, the Fund's investment adviser.
Material Fund Change Risks Change [Text Block]	In connection with this change, the Fund's principal investment risks were revised to include the following risk factors: Investment Process Risk, Equity Securities Risk, High-Yield Bond Risk, Small- and Mid-Sized Companies Risk, and Passive Investment Risk. The following risk factors were removed from the Fund's principal investment risks: Investment Process Risk, REIT Risk, and Commodity-Linked Investments Risk.
C000183913 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Developed World Bond Fund
Class Name	Class A Shares
Trading Symbol	HFAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class A Shares/HFAAX)	$81	0.80%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Developed World Bond Fund Class A Shares returned 2.98%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 0.93%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged), returned 5.76%.
Top Contributors to Performance
The Fund’s investment-grade bond holdings contributed to returns relative to the performance benchmark.
Top Detractors from Performance
The Fund's long duration (or interest rate risk) positioning was the main detractor from returns relative to the performance benchmark. Investors dialed back expectations for central bank easing as solid economic data led to growing optimism and risk assets remained buoyant. This pushed bond yields higher. However, later in the period, U.S. data began to disappoint and events in France increased the appeal of core sovereign bonds, which led to yields reversing course and moving lower in June. Our overweight duration exposure in the UK, Germany, and Australia detracted.
The Fund used derivative instruments in the form of futures contracts in an effort to manage interest rate risk and forward foreign currency exchange contracts in an effort to hedge the portfolio’s foreign currency back to the U.S. dollar. In aggregate, the use of derivatives detracted for the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Developed World Bond Fund (Class A Shares/HFAAX) at NAV	2.98%	(0.87)%	1.69%
Janus Henderson Developed World Bond Fund (Class A Shares/HFAAX) at Maximum Offering Price - 4.75%	(1.95)%	(1.82)%	1.20%
Bloomberg Global Aggregate Bond Index	0.93%	(2.02)%	(0.42)%
Bloomberg Global Aggregate Credit Index (USD Hedged)	5.76%	0.61%	2.37%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 1,095,000,000
Holdings Count | Holding	198
Advisory Fees Paid, Amount	$ 5,400,000
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$1,095M
Number of portfolio holdings	198
Total investment advisory fee paid	$5.4M
Portfolio turnover rate	29%
Weighted average maturity	6.6 Years
Effective duration	8.7 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	54.9
Foreign Government Bonds	26.7
Mortgage-Backed Securities	9.0
United States Treasury Notes/Bonds	3.8
Investment Companies	3.3
Asset-Backed/Commercial Mortgage-Backed Securities	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	1.7
Ratings Summary (% of net assets)†
AAA	9.6
AA	17.5
A	14.3
BBB	26.4
BB	5.1
B	1.1
Not Rated	21.7
Other	4.3
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000183914 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Developed World Bond Fund
Class Name	Class C Shares
Trading Symbol	HFACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class C Shares/HFACX)	$155	1.53%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.53%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Developed World Bond Fund Class C Shares returned 2.24%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 0.93%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged), returned 5.76%.
Top Contributors to Performance
The Fund’s investment-grade bond holdings contributed to returns relative to the performance benchmark.
Top Detractors from Performance
The Fund's long duration (or interest rate risk) positioning was the main detractor from returns relative to the performance benchmark. Investors dialed back expectations for central bank easing as solid economic data led to growing optimism and risk assets remained buoyant. This pushed bond yields higher. However, later in the period, U.S. data began to disappoint and events in France increased the appeal of core sovereign bonds, which led to yields reversing course and moving lower in June. Our overweight duration exposure in the UK, Germany, and Australia detracted.
The Fund used derivative instruments in the form of futures contracts in an effort to manage interest rate risk and forward foreign currency exchange contracts in an effort to hedge the portfolio’s foreign currency back to the U.S. dollar. In aggregate, the use of derivatives detracted for the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Developed World Bond Fund (Class C Shares/HFACX) at NAV	2.24%	(1.60)%	0.94%
Janus Henderson Developed World Bond Fund (Class C Shares/HFACX) with Contingent Deferred Sales Charge	1.24%*	(1.60)%	0.94%
Bloomberg Global Aggregate Bond Index	0.93%	(2.02)%	(0.42)%
Bloomberg Global Aggregate Credit Index (USD Hedged)	5.76%	0.61%	2.37%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 1,095,000,000
Holdings Count | Holding	198
Advisory Fees Paid, Amount	$ 5,400,000
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$1,095M
Number of portfolio holdings	198
Total investment advisory fee paid	$5.4M
Portfolio turnover rate	29%
Weighted average maturity	6.6 Years
Effective duration	8.7 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	54.9
Foreign Government Bonds	26.7
Mortgage-Backed Securities	9.0
United States Treasury Notes/Bonds	3.8
Investment Companies	3.3
Asset-Backed/Commercial Mortgage-Backed Securities	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	1.7
Ratings Summary (% of net assets)†
AAA	9.6
AA	17.5
A	14.3
BBB	26.4
BB	5.1
B	1.1
Not Rated	21.7
Other	4.3
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000183915 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Developed World Bond Fund
Class Name	Class D Shares
Trading Symbol	HFADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class D Shares/HFADX)	$70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Developed World Bond Fund Class D Shares returned 3.11%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 0.93%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged), returned 5.76%.
Top Contributors to Performance
The Fund’s investment-grade bond holdings contributed to returns relative to the performance benchmark.
Top Detractors from Performance
The Fund's long duration (or interest rate risk) positioning was the main detractor from returns relative to the performance benchmark. Investors dialed back expectations for central bank easing as solid economic data led to growing optimism and risk assets remained buoyant. This pushed bond yields higher. However, later in the period, U.S. data began to disappoint and events in France increased the appeal of core sovereign bonds, which led to yields reversing course and moving lower in June. Our overweight duration exposure in the UK, Germany, and Australia detracted.
The Fund used derivative instruments in the form of futures contracts in an effort to manage interest rate risk and forward foreign currency exchange contracts in an effort to hedge the portfolio’s foreign currency back to the U.S. dollar. In aggregate, the use of derivatives detracted for the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Developed World Bond Fund (Class D Shares/HFADX)	3.11%	(0.75)%	1.79%
Bloomberg Global Aggregate Bond Index	0.93%	(2.02)%	(0.42)%
Bloomberg Global Aggregate Credit Index (USD Hedged)	5.76%	0.61%	2.37%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 1,095,000,000
Holdings Count | Holding	198
Advisory Fees Paid, Amount	$ 5,400,000
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$1,095M
Number of portfolio holdings	198
Total investment advisory fee paid	$5.4M
Portfolio turnover rate	29%
Weighted average maturity	6.6 Years
Effective duration	8.7 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	54.9
Foreign Government Bonds	26.7
Mortgage-Backed Securities	9.0
United States Treasury Notes/Bonds	3.8
Investment Companies	3.3
Asset-Backed/Commercial Mortgage-Backed Securities	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	1.7
Ratings Summary (% of net assets)†
AAA	9.6
AA	17.5
A	14.3
BBB	26.4
BB	5.1
B	1.1
Not Rated	21.7
Other	4.3
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000183916 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Developed World Bond Fund
Class Name	Class I Shares
Trading Symbol	HFAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class I Shares/HFAIX)	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Developed World Bond Fund Class I Shares returned 3.10%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 0.93%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged), returned 5.76%.
Top Contributors to Performance
The Fund’s investment-grade bond holdings contributed to returns relative to the performance benchmark.
Top Detractors from Performance
The Fund's long duration (or interest rate risk) positioning was the main detractor from returns relative to the performance benchmark. Investors dialed back expectations for central bank easing as solid economic data led to growing optimism and risk assets remained buoyant. This pushed bond yields higher. However, later in the period, U.S. data began to disappoint and events in France increased the appeal of core sovereign bonds, which led to yields reversing course and moving lower in June. Our overweight duration exposure in the UK, Germany, and Australia detracted.
The Fund used derivative instruments in the form of futures contracts in an effort to manage interest rate risk and forward foreign currency exchange contracts in an effort to hedge the portfolio’s foreign currency back to the U.S. dollar. In aggregate, the use of derivatives detracted for the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Developed World Bond Fund (Class I Shares/HFAIX)	3.10%	(0.65)%	1.93%
Bloomberg Global Aggregate Bond Index	0.93%	(2.02)%	(0.42)%
Bloomberg Global Aggregate Credit Index (USD Hedged)	5.76%	0.61%	2.37%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 1,095,000,000
Holdings Count | Holding	198
Advisory Fees Paid, Amount	$ 5,400,000
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$1,095M
Number of portfolio holdings	198
Total investment advisory fee paid	$5.4M
Portfolio turnover rate	29%
Weighted average maturity	6.6 Years
Effective duration	8.7 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	54.9
Foreign Government Bonds	26.7
Mortgage-Backed Securities	9.0
United States Treasury Notes/Bonds	3.8
Investment Companies	3.3
Asset-Backed/Commercial Mortgage-Backed Securities	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	1.7
Ratings Summary (% of net assets)†
AAA	9.6
AA	17.5
A	14.3
BBB	26.4
BB	5.1
B	1.1
Not Rated	21.7
Other	4.3
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000183917 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Developed World Bond Fund
Class Name	Class N Shares
Trading Symbol	HFARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class N Shares/HFARX)	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Developed World Bond Fund Class N Shares returned 3.24%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 0.93%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged), returned 5.76%.
Top Contributors to Performance
The Fund’s investment-grade bond holdings contributed to returns relative to the performance benchmark.
Top Detractors from Performance
The Fund's long duration (or interest rate risk) positioning was the main detractor from returns relative to the performance benchmark. Investors dialed back expectations for central bank easing as solid economic data led to growing optimism and risk assets remained buoyant. This pushed bond yields higher. However, later in the period, U.S. data began to disappoint and events in France increased the appeal of core sovereign bonds, which led to yields reversing course and moving lower in June. Our overweight duration exposure in the UK, Germany, and Australia detracted.
The Fund used derivative instruments in the form of futures contracts in an effort to manage interest rate risk and forward foreign currency exchange contracts in an effort to hedge the portfolio’s foreign currency back to the U.S. dollar. In aggregate, the use of derivatives detracted for the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Developed World Bond Fund (Class N Shares/HFARX)	3.24%	(0.63)%	1.93%
Bloomberg Global Aggregate Bond Index	0.93%	(2.02)%	(0.42)%
Bloomberg Global Aggregate Credit Index (USD Hedged)	5.76%	0.61%	2.37%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 1,095,000,000
Holdings Count | Holding	198
Advisory Fees Paid, Amount	$ 5,400,000
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$1,095M
Number of portfolio holdings	198
Total investment advisory fee paid	$5.4M
Portfolio turnover rate	29%
Weighted average maturity	6.6 Years
Effective duration	8.7 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	54.9
Foreign Government Bonds	26.7
Mortgage-Backed Securities	9.0
United States Treasury Notes/Bonds	3.8
Investment Companies	3.3
Asset-Backed/Commercial Mortgage-Backed Securities	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	1.7
Ratings Summary (% of net assets)†
AAA	9.6
AA	17.5
A	14.3
BBB	26.4
BB	5.1
B	1.1
Not Rated	21.7
Other	4.3
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000183919 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Developed World Bond Fund
Class Name	Class S Shares
Trading Symbol	HFASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class S Shares/HFASX)	$106	1.05%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Developed World Bond Fund Class S Shares returned 2.70%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 0.93%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged), returned 5.76%.
Top Contributors to Performance
The Fund’s investment-grade bond holdings contributed to returns relative to the performance benchmark.
Top Detractors from Performance
The Fund's long duration (or interest rate risk) positioning was the main detractor from returns relative to the performance benchmark. Investors dialed back expectations for central bank easing as solid economic data led to growing optimism and risk assets remained buoyant. This pushed bond yields higher. However, later in the period, U.S. data began to disappoint and events in France increased the appeal of core sovereign bonds, which led to yields reversing course and moving lower in June. Our overweight duration exposure in the UK, Germany, and Australia detracted.
The Fund used derivative instruments in the form of futures contracts in an effort to manage interest rate risk and forward foreign currency exchange contracts in an effort to hedge the portfolio’s foreign currency back to the U.S. dollar. In aggregate, the use of derivatives detracted for the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Developed World Bond Fund (Class S Shares/HFASX)	2.70%	(1.09)%	1.53%
Bloomberg Global Aggregate Bond Index	0.93%	(2.02)%	(0.42)%
Bloomberg Global Aggregate Credit Index (USD Hedged)	5.76%	0.61%	2.37%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 1,095,000,000
Holdings Count | Holding	198
Advisory Fees Paid, Amount	$ 5,400,000
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$1,095M
Number of portfolio holdings	198
Total investment advisory fee paid	$5.4M
Portfolio turnover rate	29%
Weighted average maturity	6.6 Years
Effective duration	8.7 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	54.9
Foreign Government Bonds	26.7
Mortgage-Backed Securities	9.0
United States Treasury Notes/Bonds	3.8
Investment Companies	3.3
Asset-Backed/Commercial Mortgage-Backed Securities	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	1.7
Ratings Summary (% of net assets)†
AAA	9.6
AA	17.5
A	14.3
BBB	26.4
BB	5.1
B	1.1
Not Rated	21.7
Other	4.3
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000183920 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Developed World Bond Fund
Class Name	Class T Shares
Trading Symbol	HFATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class T Shares/HFATX)	$82	0.81%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Developed World Bond Fund Class T Shares returned 2.84%. Its broad-based benchmark, the Bloomberg Global Aggregate Bond Index, returned 0.93%. Its performance benchmark, the Bloomberg Global Aggregate Credit Index (USD Hedged), returned 5.76%.
Top Contributors to Performance
The Fund’s investment-grade bond holdings contributed to returns relative to the performance benchmark.
Top Detractors from Performance
The Fund's long duration (or interest rate risk) positioning was the main detractor from returns relative to the performance benchmark. Investors dialed back expectations for central bank easing as solid economic data led to growing optimism and risk assets remained buoyant. This pushed bond yields higher. However, later in the period, U.S. data began to disappoint and events in France increased the appeal of core sovereign bonds, which led to yields reversing course and moving lower in June. Our overweight duration exposure in the UK, Germany, and Australia detracted.
The Fund used derivative instruments in the form of futures contracts in an effort to manage interest rate risk and forward foreign currency exchange contracts in an effort to hedge the portfolio’s foreign currency back to the U.S. dollar. In aggregate, the use of derivatives detracted for the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Developed World Bond Fund (Class T Shares/HFATX)	2.84%	(0.87)%	1.71%
Bloomberg Global Aggregate Bond Index	0.93%	(2.02)%	(0.42)%
Bloomberg Global Aggregate Credit Index (USD Hedged)	5.76%	0.61%	2.37%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 1,095,000,000
Holdings Count | Holding	198
Advisory Fees Paid, Amount	$ 5,400,000
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$1,095M
Number of portfolio holdings	198
Total investment advisory fee paid	$5.4M
Portfolio turnover rate	29%
Weighted average maturity	6.6 Years
Effective duration	8.7 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	54.9
Foreign Government Bonds	26.7
Mortgage-Backed Securities	9.0
United States Treasury Notes/Bonds	3.8
Investment Companies	3.3
Asset-Backed/Commercial Mortgage-Backed Securities	0.6
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	1.7
Ratings Summary (% of net assets)†
AAA	9.6
AA	17.5
A	14.3
BBB	26.4
BB	5.1
B	1.1
Not Rated	21.7
Other	4.3
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000114884 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class N Shares
Trading Symbol	JDFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class N Shares/JDFNX)	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Flexible Bond Fund Class N Shares returned 3.84%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%.
Top Contributors to Performance
Sector allocation decisions contributed to relative performance – specifically, our overweight allocations to securitized and corporate credit. Security selection within investment-grade corporates also was additive. Yield curve positioning further aided results. We were generally overweight duration (interest rate risk), believing the Federal Reserve was near the end of its rate-hiking cycle and favoring the defensive characteristics of higher-duration exposure in the event the economy should cool more quickly than expected.
Top Detractors from Performance
Security selection within agency mortgage-backed securities (MBS) was the largest relative detractor. We did trim our allocation to MBS in the latter part of the period, though we remained overweight.
The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Flexible Bond Fund (Class N Shares/JDFNX)	3.84%	0.73%	1.65%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 2,605,000,000
Holdings Count | Holding	639
Advisory Fees Paid, Amount	$ 9,700,000
Investment Company Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$2,605M
Number of portfolio holdings	639
Total investment advisory fee paid	$9.7M
Portfolio turnover rate	170%
Weighted average maturity	6.5 Years
Effective duration	6.4 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	36.2
Asset-Backed/Commercial Mortgage-Backed Securities	30.4
Mortgage-Backed Securities	25.0
United States Treasury Notes/Bonds	5.6
Investment Companies	4.8
Bank Loans and Mezzanine Loans	1.9
Investments Purchased with Cash Collateral from Securities Lending	0.7
Other	(4.6)
Ratings Summary (% of net assets)†
AAA	2.0
AA	31.6
A	9.2
BBB	23.6
BB	7.7
B	0.9
Not Rated	25.2
Other	(0.2)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077745 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class R Shares
Trading Symbol	JDFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class R Shares/JDFRX)	$121	1.19%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Flexible Bond Fund Class R Shares returned 3.06%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%.
Top Contributors to Performance
Sector allocation decisions contributed to relative performance – specifically, our overweight allocations to securitized and corporate credit. Security selection within investment-grade corporates also was additive. Yield curve positioning further aided results. We were generally overweight duration (interest rate risk), believing the Federal Reserve was near the end of its rate-hiking cycle and favoring the defensive characteristics of higher-duration exposure in the event the economy should cool more quickly than expected.
Top Detractors from Performance
Security selection within agency mortgage-backed securities (MBS) was the largest relative detractor. We did trim our allocation to MBS in the latter part of the period, though we remained overweight.
The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Flexible Bond Fund (Class R Shares/JDFRX)	3.06%	(0.01)%	0.89%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 2,605,000,000
Holdings Count | Holding	639
Advisory Fees Paid, Amount	$ 9,700,000
Investment Company Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$2,605M
Number of portfolio holdings	639
Total investment advisory fee paid	$9.7M
Portfolio turnover rate	170%
Weighted average maturity	6.5 Years
Effective duration	6.4 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	36.2
Asset-Backed/Commercial Mortgage-Backed Securities	30.4
Mortgage-Backed Securities	25.0
United States Treasury Notes/Bonds	5.6
Investment Companies	4.8
Bank Loans and Mezzanine Loans	1.9
Investments Purchased with Cash Collateral from Securities Lending	0.7
Other	(4.6)
Ratings Summary (% of net assets)†
AAA	2.0
AA	31.6
A	9.2
BBB	23.6
BB	7.7
B	0.9
Not Rated	25.2
Other	(0.2)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077746 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class S Shares
Trading Symbol	JADFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class S Shares/JADFX)	$97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Flexible Bond Fund Class S Shares returned 3.32%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%.
Top Contributors to Performance
Sector allocation decisions contributed to relative performance – specifically, our overweight allocations to securitized and corporate credit. Security selection within investment-grade corporates also was additive. Yield curve positioning further aided results. We were generally overweight duration (interest rate risk), believing the Federal Reserve was near the end of its rate-hiking cycle and favoring the defensive characteristics of higher-duration exposure in the event the economy should cool more quickly than expected.
Top Detractors from Performance
Security selection within agency mortgage-backed securities (MBS) was the largest relative detractor. We did trim our allocation to MBS in the latter part of the period, though we remained overweight.
The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Flexible Bond Fund (Class S Shares/JADFX)	3.32%	0.23%	1.14%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 2,605,000,000
Holdings Count | Holding	639
Advisory Fees Paid, Amount	$ 9,700,000
Investment Company Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$2,605M
Number of portfolio holdings	639
Total investment advisory fee paid	$9.7M
Portfolio turnover rate	170%
Weighted average maturity	6.5 Years
Effective duration	6.4 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	36.2
Asset-Backed/Commercial Mortgage-Backed Securities	30.4
Mortgage-Backed Securities	25.0
United States Treasury Notes/Bonds	5.6
Investment Companies	4.8
Bank Loans and Mezzanine Loans	1.9
Investments Purchased with Cash Collateral from Securities Lending	0.7
Other	(4.6)
Ratings Summary (% of net assets)†
AAA	2.0
AA	31.6
A	9.2
BBB	23.6
BB	7.7
B	0.9
Not Rated	25.2
Other	(0.2)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000028954 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class T Shares
Trading Symbol	JAFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class T Shares/JAFIX)	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Flexible Bond Fund Class T Shares returned 3.59%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%.
Top Contributors to Performance
Sector allocation decisions contributed to relative performance – specifically, our overweight allocations to securitized and corporate credit. Security selection within investment-grade corporates also was additive. Yield curve positioning further aided results. We were generally overweight duration (interest rate risk), believing the Federal Reserve was near the end of its rate-hiking cycle and favoring the defensive characteristics of higher-duration exposure in the event the economy should cool more quickly than expected.
Top Detractors from Performance
Security selection within agency mortgage-backed securities (MBS) was the largest relative detractor. We did trim our allocation to MBS in the latter part of the period, though we remained overweight.
The Fund made use of derivative instruments in the form of futures contracts in an effort to manage interest rate risk. Use of derivatives detracted for the 12-month period ended June 30, 2024.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Flexible Bond Fund (Class T Shares/JAFIX)	3.59%	0.49%	1.41%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 2,605,000,000
Holdings Count | Holding	639
Advisory Fees Paid, Amount	$ 9,700,000
Investment Company Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$2,605M
Number of portfolio holdings	639
Total investment advisory fee paid	$9.7M
Portfolio turnover rate	170%
Weighted average maturity	6.5 Years
Effective duration	6.4 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	36.2
Asset-Backed/Commercial Mortgage-Backed Securities	30.4
Mortgage-Backed Securities	25.0
United States Treasury Notes/Bonds	5.6
Investment Companies	4.8
Bank Loans and Mezzanine Loans	1.9
Investments Purchased with Cash Collateral from Securities Lending	0.7
Other	(4.6)
Ratings Summary (% of net assets)†
AAA	2.0
AA	31.6
A	9.2
BBB	23.6
BB	7.7
B	0.9
Not Rated	25.2
Other	(0.2)
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077645 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Class Name	Class A Shares
Trading Symbol	JRSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class A Shares/JRSAX)	$92	0.85%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund Class A Shares returned 17.44%. Its broad-based benchmark, the Russell 1000® Index, returned 23.88%. Its performance benchmark, the S&P 500® Minimum Volatility Index, returned 16.54%.
Top Contributors to Performance
Relative to the performance benchmark, stock selection and an overweight in the real estate sector contributed. In particular, a position in logistics real estate company Prologis aided results. An underweight position in Tesla Motors also lifted relative performance, as did an overweight position in biotechnology company Amgen.
Top Detractors from Performance
Stock selection and an overweight in the consumer staples sector proved to be a leading detractor from returns relative to the performance benchmark. Stock selection in financials further weighed on results. An underweight in information technology also detracted given the sector led the market higher during the period. On an individual stock basis, relative performance was hindered by underweight positions in NVIDIA, which benefited from enhancements in artificial intelligence, and pharmaceutical company Eli Lilly.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class A Shares/JRSAX) at NAV	17.44%	9.61%	9.17%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class A Shares/JRSAX) at Maximum Offering Price - 5.75%	10.73%	8.33%	8.53%
Russell 1000® Index	23.88%	14.61%	12.51%
S&P 500® Minimum Volatility Index	16.54%	10.53%	11.09%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 613,000,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 2,700,000
Investment Company Portfolio Turnover	250.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$613M
Number of portfolio holdings	118
Total investment advisory fee paid	$2.7M
Portfolio turnover rate	250%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Apple Inc	7.6
Microsoft Corp	7.3
Alphabet Inc - Class A	4.5
NVIDIA Corp	4.3
Eli Lilly & Co	3.0
Asset Allocation (% of net assets)
Common Stocks	100.1
Investment Companies	0.1
Other	(0.2)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Apple Inc	7.6
Microsoft Corp	7.3
Alphabet Inc - Class A	4.5
NVIDIA Corp	4.3
Eli Lilly & Co	3.0

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Previously, Janus Henderson Investors US LLC contractually agreed to waive 0.05% of its advisory fee paid by the Fund. This waiver was in effect for a period of two years and was terminated on June 9, 2024. Effective October 27, 2023, the Fund's contractual limit on total annual operating expense changed from 0.65% to 0.59%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
Previously, Janus Henderson Investors US LLC contractually agreed to waive 0.05% of its advisory fee paid by the Fund. This waiver was in effect for a period of two years and was terminated on June 9, 2024. Effective October 27, 2023, the Fund's contractual limit on total annual operating expense changed from 0.65% to 0.59%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses.

C000077646 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Class Name	Class C Shares
Trading Symbol	JRSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class C Shares/JRSCX)	$170	1.57%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.57%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund Class C Shares returned 16.55%. Its broad-based benchmark, the Russell 1000® Index, returned 23.88%. Its performance benchmark, the S&P 500® Minimum Volatility Index, returned 16.54%.
Top Contributors to Performance
Relative to the performance benchmark, stock selection and an overweight in the real estate sector contributed. In particular, a position in logistics real estate company Prologis aided results. An underweight position in Tesla Motors also lifted relative performance, as did an overweight position in biotechnology company Amgen.
Top Detractors from Performance
Stock selection and an overweight in the consumer staples sector proved to be a leading detractor from returns relative to the performance benchmark. Stock selection in financials further weighed on results. An underweight in information technology also detracted given the sector led the market higher during the period. On an individual stock basis, relative performance was hindered by underweight positions in NVIDIA, which benefited from enhancements in artificial intelligence, and pharmaceutical company Eli Lilly.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class C Shares/JRSCX) at NAV	16.55%	8.90%	8.46%
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class C Shares/JRSCX) with Contingent Deferred Sales Charge	15.55%*	8.90%	8.46%
Russell 1000® Index	23.88%	14.61%	12.51%
S&P 500® Minimum Volatility Index	16.54%	10.53%	11.09%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 613,000,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 2,700,000
Investment Company Portfolio Turnover	250.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$613M
Number of portfolio holdings	118
Total investment advisory fee paid	$2.7M
Portfolio turnover rate	250%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Apple Inc	7.6
Microsoft Corp	7.3
Alphabet Inc - Class A	4.5
NVIDIA Corp	4.3
Eli Lilly & Co	3.0
Asset Allocation (% of net assets)
Common Stocks	100.1
Investment Companies	0.1
Other	(0.2)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Apple Inc	7.6
Microsoft Corp	7.3
Alphabet Inc - Class A	4.5
NVIDIA Corp	4.3
Eli Lilly & Co	3.0

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Previously, Janus Henderson Investors US LLC contractually agreed to waive 0.05% of its advisory fee paid by the Fund. This waiver was in effect for a period of two years and was terminated on June 9, 2024. Effective October 27, 2023, the Fund's contractual limit on total annual operating expense changed from 0.65% to 0.59%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
Previously, Janus Henderson Investors US LLC contractually agreed to waive 0.05% of its advisory fee paid by the Fund. This waiver was in effect for a period of two years and was terminated on June 9, 2024. Effective October 27, 2023, the Fund's contractual limit on total annual operating expense changed from 0.65% to 0.59%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses.

C000150517 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Class Name	Class D Shares
Trading Symbol	JRSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class D Shares/JRSDX)	$71	0.65%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund Class D Shares returned 17.78%. Its broad-based benchmark, the Russell 1000® Index, returned 23.88%. Its performance benchmark, the S&P 500® Minimum Volatility Index, returned 16.54%.
Top Contributors to Performance
Relative to the performance benchmark, stock selection and an overweight in the real estate sector contributed. In particular, a position in logistics real estate company Prologis aided results. An underweight position in Tesla Motors also lifted relative performance, as did an overweight position in biotechnology company Amgen.
Top Detractors from Performance
Stock selection and an overweight in the consumer staples sector proved to be a leading detractor from returns relative to the performance benchmark. Stock selection in financials further weighed on results. An underweight in information technology also detracted given the sector led the market higher during the period. On an individual stock basis, relative performance was hindered by underweight positions in NVIDIA, which benefited from enhancements in artificial intelligence, and pharmaceutical company Eli Lilly.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class D Shares/JRSDX)	17.78%	9.85%	9.39%
Russell 1000® Index	23.88%	14.61%	12.51%
S&P 500® Minimum Volatility Index	16.54%	10.53%	11.09%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 613,000,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 2,700,000
Investment Company Portfolio Turnover	250.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$613M
Number of portfolio holdings	118
Total investment advisory fee paid	$2.7M
Portfolio turnover rate	250%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Apple Inc	7.6
Microsoft Corp	7.3
Alphabet Inc - Class A	4.5
NVIDIA Corp	4.3
Eli Lilly & Co	3.0
Asset Allocation (% of net assets)
Common Stocks	100.1
Investment Companies	0.1
Other	(0.2)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Apple Inc	7.6
Microsoft Corp	7.3
Alphabet Inc - Class A	4.5
NVIDIA Corp	4.3
Eli Lilly & Co	3.0

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Previously, Janus Henderson Investors US LLC contractually agreed to waive 0.05% of its advisory fee paid by the Fund. This waiver was in effect for a period of two years and was terminated on June 9, 2024. Effective October 27, 2023, the Fund's contractual limit on total annual operating expense changed from 0.65% to 0.59%. The cap excludes shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
Previously, Janus Henderson Investors US LLC contractually agreed to waive 0.05% of its advisory fee paid by the Fund. This waiver was in effect for a period of two years and was terminated on June 9, 2024. Effective October 27, 2023, the Fund's contractual limit on total annual operating expense changed from 0.65% to 0.59%. The cap excludes shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses.

C000077647 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Class Name	Class I Shares
Trading Symbol	JRSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class I Shares/JRSIX)	$65	0.60%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund Class I Shares returned 17.71%. Its broad-based benchmark, the Russell 1000® Index, returned 23.88%. Its performance benchmark, the S&P 500® Minimum Volatility Index, returned 16.54%.
Top Contributors to Performance
Relative to the performance benchmark, stock selection and an overweight in the real estate sector contributed. In particular, a position in logistics real estate company Prologis aided results. An underweight position in Tesla Motors also lifted relative performance, as did an overweight position in biotechnology company Amgen.
Top Detractors from Performance
Stock selection and an overweight in the consumer staples sector proved to be a leading detractor from returns relative to the performance benchmark. Stock selection in financials further weighed on results. An underweight in information technology also detracted given the sector led the market higher during the period. On an individual stock basis, relative performance was hindered by underweight positions in NVIDIA, which benefited from enhancements in artificial intelligence, and pharmaceutical company Eli Lilly.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class I Shares/JRSIX)	17.71%	9.87%	9.46%
Russell 1000® Index	23.88%	14.61%	12.51%
S&P 500® Minimum Volatility Index	16.54%	10.53%	11.09%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 613,000,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 2,700,000
Investment Company Portfolio Turnover	250.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$613M
Number of portfolio holdings	118
Total investment advisory fee paid	$2.7M
Portfolio turnover rate	250%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Apple Inc	7.6
Microsoft Corp	7.3
Alphabet Inc - Class A	4.5
NVIDIA Corp	4.3
Eli Lilly & Co	3.0
Asset Allocation (% of net assets)
Common Stocks	100.1
Investment Companies	0.1
Other	(0.2)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Apple Inc	7.6
Microsoft Corp	7.3
Alphabet Inc - Class A	4.5
NVIDIA Corp	4.3
Eli Lilly & Co	3.0

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Previously, Janus Henderson Investors US LLC contractually agreed to waive 0.05% of its advisory fee paid by the Fund. This waiver was in effect for a period of two years and was terminated on June 9, 2024. Effective October 27, 2023, the Fund's contractual limit on total annual operating expense changed from 0.65% to 0.59%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
Previously, Janus Henderson Investors US LLC contractually agreed to waive 0.05% of its advisory fee paid by the Fund. This waiver was in effect for a period of two years and was terminated on June 9, 2024. Effective October 27, 2023, the Fund's contractual limit on total annual operating expense changed from 0.65% to 0.59%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses.

C000147334 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Class Name	Class N Shares
Trading Symbol	JRSNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class N Shares/JRSNX)	$57	0.52%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund Class N Shares returned 17.90%. Its broad-based benchmark, the Russell 1000® Index, returned 23.88%. Its performance benchmark, the S&P 500® Minimum Volatility Index, returned 16.54%.
Top Contributors to Performance
Relative to the performance benchmark, stock selection and an overweight in the real estate sector contributed. In particular, a position in logistics real estate company Prologis aided results. An underweight position in Tesla Motors also lifted relative performance, as did an overweight position in biotechnology company Amgen.
Top Detractors from Performance
Stock selection and an overweight in the consumer staples sector proved to be a leading detractor from returns relative to the performance benchmark. Stock selection in financials further weighed on results. An underweight in information technology also detracted given the sector led the market higher during the period. On an individual stock basis, relative performance was hindered by underweight positions in NVIDIA, which benefited from enhancements in artificial intelligence, and pharmaceutical company Eli Lilly.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class N Shares/JRSNX)	17.90%	10.00%	9.58%
Russell 1000® Index	23.88%	14.61%	12.51%
S&P 500® Minimum Volatility Index	16.54%	10.53%	11.09%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 613,000,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 2,700,000
Investment Company Portfolio Turnover	250.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$613M
Number of portfolio holdings	118
Total investment advisory fee paid	$2.7M
Portfolio turnover rate	250%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Apple Inc	7.6
Microsoft Corp	7.3
Alphabet Inc - Class A	4.5
NVIDIA Corp	4.3
Eli Lilly & Co	3.0
Asset Allocation (% of net assets)
Common Stocks	100.1
Investment Companies	0.1
Other	(0.2)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Apple Inc	7.6
Microsoft Corp	7.3
Alphabet Inc - Class A	4.5
NVIDIA Corp	4.3
Eli Lilly & Co	3.0

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Previously, Janus Henderson Investors US LLC contractually agreed to waive 0.05% of its advisory fee paid by the Fund. This waiver was in effect for a period of two years and was terminated on June 9, 2024. Effective October 27, 2023, the Fund's contractual limit on total annual operating expense changed from 0.65% to 0.59%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
Previously, Janus Henderson Investors US LLC contractually agreed to waive 0.05% of its advisory fee paid by the Fund. This waiver was in effect for a period of two years and was terminated on June 9, 2024. Effective October 27, 2023, the Fund's contractual limit on total annual operating expense changed from 0.65% to 0.59%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses.

C000077648 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Class Name	Class S Shares
Trading Symbol	JRSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class S Shares/JRSSX)	$110	1.01%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund Class S Shares returned 17.32%. Its broad-based benchmark, the Russell 1000® Index, returned 23.88%. Its performance benchmark, the S&P 500® Minimum Volatility Index, returned 16.54%.
Top Contributors to Performance
Relative to the performance benchmark, stock selection and an overweight in the real estate sector contributed. In particular, a position in logistics real estate company Prologis aided results. An underweight position in Tesla Motors also lifted relative performance, as did an overweight position in biotechnology company Amgen.
Top Detractors from Performance
Stock selection and an overweight in the consumer staples sector proved to be a leading detractor from returns relative to the performance benchmark. Stock selection in financials further weighed on results. An underweight in information technology also detracted given the sector led the market higher during the period. On an individual stock basis, relative performance was hindered by underweight positions in NVIDIA, which benefited from enhancements in artificial intelligence, and pharmaceutical company Eli Lilly.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class S Shares/JRSSX)	17.32%	9.45%	9.04%
Russell 1000® Index	23.88%	14.61%	12.51%
S&P 500® Minimum Volatility Index	16.54%	10.53%	11.09%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 613,000,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 2,700,000
Investment Company Portfolio Turnover	250.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$613M
Number of portfolio holdings	118
Total investment advisory fee paid	$2.7M
Portfolio turnover rate	250%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Apple Inc	7.6
Microsoft Corp	7.3
Alphabet Inc - Class A	4.5
NVIDIA Corp	4.3
Eli Lilly & Co	3.0
Asset Allocation (% of net assets)
Common Stocks	100.1
Investment Companies	0.1
Other	(0.2)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Apple Inc	7.6
Microsoft Corp	7.3
Alphabet Inc - Class A	4.5
NVIDIA Corp	4.3
Eli Lilly & Co	3.0

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Previously, Janus Henderson Investors US LLC contractually agreed to waive 0.05% of its advisory fee paid by the Fund. This waiver was in effect for a period of two years and was terminated on June 9, 2024. Effective October 27, 2023, the Fund's contractual limit on total annual operating expense changed from 0.65% to 0.59%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
Previously, Janus Henderson Investors US LLC contractually agreed to waive 0.05% of its advisory fee paid by the Fund. This waiver was in effect for a period of two years and was terminated on June 9, 2024. Effective October 27, 2023, the Fund's contractual limit on total annual operating expense changed from 0.65% to 0.59%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses.

C000077649 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Class Name	Class T Shares
Trading Symbol	JRSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class T Shares/JRSTX)	$82	0.75%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Adaptive Risk Managed U.S. Equity Fund Class T Shares returned 17.60%. Its broad-based benchmark, the Russell 1000® Index, returned 23.88%. Its performance benchmark, the S&P 500® Minimum Volatility Index, returned 16.54%.
Top Contributors to Performance
Relative to the performance benchmark, stock selection and an overweight in the real estate sector contributed. In particular, a position in logistics real estate company Prologis aided results. An underweight position in Tesla Motors also lifted relative performance, as did an overweight position in biotechnology company Amgen.
Top Detractors from Performance
Stock selection and an overweight in the consumer staples sector proved to be a leading detractor from returns relative to the performance benchmark. Stock selection in financials further weighed on results. An underweight in information technology also detracted given the sector led the market higher during the period. On an individual stock basis, relative performance was hindered by underweight positions in NVIDIA, which benefited from enhancements in artificial intelligence, and pharmaceutical company Eli Lilly.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class T Shares/JRSTX)	17.60%	9.76%	9.31%
Russell 1000® Index	23.88%	14.61%	12.51%
S&P 500® Minimum Volatility Index	16.54%	10.53%	11.09%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 613,000,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 2,700,000
Investment Company Portfolio Turnover	250.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$613M
Number of portfolio holdings	118
Total investment advisory fee paid	$2.7M
Portfolio turnover rate	250%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Apple Inc	7.6
Microsoft Corp	7.3
Alphabet Inc - Class A	4.5
NVIDIA Corp	4.3
Eli Lilly & Co	3.0
Asset Allocation (% of net assets)
Common Stocks	100.1
Investment Companies	0.1
Other	(0.2)
Top Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Apple Inc	7.6
Microsoft Corp	7.3
Alphabet Inc - Class A	4.5
NVIDIA Corp	4.3
Eli Lilly & Co	3.0

Material Fund Change [Text Block]
What material changes have occurred since the beginning of the fiscal year?
This is a summary of certain changes of the Fund since June 30, 2023.
Previously, Janus Henderson Investors US LLC contractually agreed to waive 0.05% of its advisory fee paid by the Fund. This waiver was in effect for a period of two years and was terminated on June 9, 2024. Effective October 27, 2023, the Fund's contractual limit on total annual operating expense changed from 0.65% to 0.59%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses.

Material Fund Change Expenses [Text Block]
Previously, Janus Henderson Investors US LLC contractually agreed to waive 0.05% of its advisory fee paid by the Fund. This waiver was in effect for a period of two years and was terminated on June 9, 2024. Effective October 27, 2023, the Fund's contractual limit on total annual operating expense changed from 0.65% to 0.59%. The cap excludes fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses.

C000137972 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Absolute Return Income Opportunities Fund
Class Name	Class A Shares
Trading Symbol	JUCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class A Shares/JUCAX)	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Absolute Return Income Opportunities Fund Class A Shares returned 6.28%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the FTSE 3-Month U.S. Treasury Bill Index, returned 5.64%.
Top Contributors to Performance
The Fund seeks to generate long-term returns by focusing on higher-quality, shorter-dated credits that historically have offered attractive income generation – or carry – as they near maturity. The carry earned on shorter-dated corporate credits, along with a decline in interest rates in jurisdictions where the Fund had material exposure, contributed most to returns relative to the performance benchmark.
Top Detractors from Performance
The degree to which restrictive policy has weighed on different economies drove our duration – or interest rate risk –decisions. Initially we increased duration in anticipation of a slowing global economy, then tactically reduced it as inflation proved persistent. Toward period end, slowing growth allowed us to increase duration in certain markets. Given market volatility caused by uneven economic growth and diverging inflation trajectories, we deployed hedges with the aim of dampening the impact of rate swings, and these positions generated negative returns for the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Absolute Return Income Opportunities Fund (Class A Shares/JUCAX) at NAV	6.28%	2.31%	1.34%
Janus Henderson Absolute Return Income Opportunities Fund (Class A Shares/JUCAX) at Maximum Offering Price - 4.75%	1.26%	1.30%	0.84%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
FTSE 3-Month U.S. Treasury Bill Index	5.64%	2.22%	1.53%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 52,000,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$52M
Number of portfolio holdings	118
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	61%
Weighted average maturity	3.3 Years
Effective duration	1.3 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	79.1
Asset-Backed/Commercial Mortgage-Backed Securities	15.4
Investment Companies	2.4
Commercial Paper	1.6
Other	1.5
Ratings Summary (% of net assets)†
A	23.1
AA	1.9
AAA	6.1
BB+	1.1
BBB	44.9
BBB-	3.2
Ba1	11.0
Ba2	4.9
Ba3	3.4
Other	0.4
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137973 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Absolute Return Income Opportunities Fund
Class Name	Class C Shares
Trading Symbol	JUCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class C Shares/JUCCX)	$174	1.69%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Absolute Return Income Opportunities Fund Class C Shares returned 5.50%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the FTSE 3-Month U.S. Treasury Bill Index, returned 5.64%.
Top Contributors to Performance
The Fund seeks to generate long-term returns by focusing on higher-quality, shorter-dated credits that historically have offered attractive income generation – or carry – as they near maturity. The carry earned on shorter-dated corporate credits, along with a decline in interest rates in jurisdictions where the Fund had material exposure, contributed most to returns relative to the performance benchmark.
Top Detractors from Performance
The degree to which restrictive policy has weighed on different economies drove our duration – or interest rate risk –decisions. Initially we increased duration in anticipation of a slowing global economy, then tactically reduced it as inflation proved persistent. Toward period end, slowing growth allowed us to increase duration in certain markets. Given market volatility caused by uneven economic growth and diverging inflation trajectories, we deployed hedges with the aim of dampening the impact of rate swings, and these positions generated negative returns for the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Absolute Return Income Opportunities Fund (Class C Shares/JUCCX) at NAV	5.50%	1.57%	0.60%
Janus Henderson Absolute Return Income Opportunities Fund (Class C Shares/JUCCX) with Contingent Deferred Sales Charge	4.50%*	1.57%	0.60%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
FTSE 3-Month U.S. Treasury Bill Index	5.64%	2.22%	1.53%
*	Returns include a 1% contingent deferred sales charge on Shares redeemed within 12 months of purchase.

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 52,000,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$52M
Number of portfolio holdings	118
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	61%
Weighted average maturity	3.3 Years
Effective duration	1.3 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	79.1
Asset-Backed/Commercial Mortgage-Backed Securities	15.4
Investment Companies	2.4
Commercial Paper	1.6
Other	1.5
Ratings Summary (% of net assets)†
A	23.1
AA	1.9
AAA	6.1
BB+	1.1
BBB	44.9
BBB-	3.2
Ba1	11.0
Ba2	4.9
Ba3	3.4
Other	0.4
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137974 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Absolute Return Income Opportunities Fund
Class Name	Class D Shares
Trading Symbol	JUCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class D Shares/JUCDX)	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Absolute Return Income Opportunities Fund Class D Shares returned 6.48%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the FTSE 3-Month U.S. Treasury Bill Index, returned 5.64%.
Top Contributors to Performance
The Fund seeks to generate long-term returns by focusing on higher-quality, shorter-dated credits that historically have offered attractive income generation – or carry – as they near maturity. The carry earned on shorter-dated corporate credits, along with a decline in interest rates in jurisdictions where the Fund had material exposure, contributed most to returns relative to the performance benchmark.
Top Detractors from Performance
The degree to which restrictive policy has weighed on different economies drove our duration – or interest rate risk –decisions. Initially we increased duration in anticipation of a slowing global economy, then tactically reduced it as inflation proved persistent. Toward period end, slowing growth allowed us to increase duration in certain markets. Given market volatility caused by uneven economic growth and diverging inflation trajectories, we deployed hedges with the aim of dampening the impact of rate swings, and these positions generated negative returns for the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Absolute Return Income Opportunities Fund (Class D Shares/JUCDX)	6.48%	2.47%	1.46%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
FTSE 3-Month U.S. Treasury Bill Index	5.64%	2.22%	1.53%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/reports for the most recent performance information.
Net Assets	$ 52,000,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$52M
Number of portfolio holdings	118
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	61%
Weighted average maturity	3.3 Years
Effective duration	1.3 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	79.1
Asset-Backed/Commercial Mortgage-Backed Securities	15.4
Investment Companies	2.4
Commercial Paper	1.6
Other	1.5
Ratings Summary (% of net assets)†
A	23.1
AA	1.9
AAA	6.1
BB+	1.1
BBB	44.9
BBB-	3.2
Ba1	11.0
Ba2	4.9
Ba3	3.4
Other	0.4
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137975 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Absolute Return Income Opportunities Fund
Class Name	Class I Shares
Trading Symbol	JUCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class I Shares/JUCIX)	$75	0.73%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Absolute Return Income Opportunities Fund Class I Shares returned 6.51%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the FTSE 3-Month U.S. Treasury Bill Index, returned 5.64%.
Top Contributors to Performance
The Fund seeks to generate long-term returns by focusing on higher-quality, shorter-dated credits that historically have offered attractive income generation – or carry – as they near maturity. The carry earned on shorter-dated corporate credits, along with a decline in interest rates in jurisdictions where the Fund had material exposure, contributed most to returns relative to the performance benchmark.
Top Detractors from Performance
The degree to which restrictive policy has weighed on different economies drove our duration – or interest rate risk –decisions. Initially we increased duration in anticipation of a slowing global economy, then tactically reduced it as inflation proved persistent. Toward period end, slowing growth allowed us to increase duration in certain markets. Given market volatility caused by uneven economic growth and diverging inflation trajectories, we deployed hedges with the aim of dampening the impact of rate swings, and these positions generated negative returns for the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Absolute Return Income Opportunities Fund (Class I Shares/JUCIX)	6.51%	2.54%	1.58%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
FTSE 3-Month U.S. Treasury Bill Index	5.64%	2.22%	1.53%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 52,000,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$52M
Number of portfolio holdings	118
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	61%
Weighted average maturity	3.3 Years
Effective duration	1.3 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	79.1
Asset-Backed/Commercial Mortgage-Backed Securities	15.4
Investment Companies	2.4
Commercial Paper	1.6
Other	1.5
Ratings Summary (% of net assets)†
A	23.1
AA	1.9
AAA	6.1
BB+	1.1
BBB	44.9
BBB-	3.2
Ba1	11.0
Ba2	4.9
Ba3	3.4
Other	0.4
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137976 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Absolute Return Income Opportunities Fund
Class Name	Class N Shares
Trading Symbol	JUCNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class N Shares/JUCNX)	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Absolute Return Income Opportunities Fund Class N Shares returned 6.49%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the FTSE 3-Month U.S. Treasury Bill Index, returned 5.64%.
Top Contributors to Performance
The Fund seeks to generate long-term returns by focusing on higher-quality, shorter-dated credits that historically have offered attractive income generation – or carry – as they near maturity. The carry earned on shorter-dated corporate credits, along with a decline in interest rates in jurisdictions where the Fund had material exposure, contributed most to returns relative to the performance benchmark.
Top Detractors from Performance
The degree to which restrictive policy has weighed on different economies drove our duration – or interest rate risk –decisions. Initially we increased duration in anticipation of a slowing global economy, then tactically reduced it as inflation proved persistent. Toward period end, slowing growth allowed us to increase duration in certain markets. Given market volatility caused by uneven economic growth and diverging inflation trajectories, we deployed hedges with the aim of dampening the impact of rate swings, and these positions generated negative returns for the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Absolute Return Income Opportunities Fund (Class N Shares/JUCNX)	6.49%	2.59%	1.62%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
FTSE 3-Month U.S. Treasury Bill Index	5.64%	2.22%	1.53%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 52,000,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$52M
Number of portfolio holdings	118
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	61%
Weighted average maturity	3.3 Years
Effective duration	1.3 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	79.1
Asset-Backed/Commercial Mortgage-Backed Securities	15.4
Investment Companies	2.4
Commercial Paper	1.6
Other	1.5
Ratings Summary (% of net assets)†
A	23.1
AA	1.9
AAA	6.1
BB+	1.1
BBB	44.9
BBB-	3.2
Ba1	11.0
Ba2	4.9
Ba3	3.4
Other	0.4
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000151361 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Absolute Return Income Opportunities Fund
Class Name	Class R Shares
Trading Symbol	JUCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class R Shares/JUCRX)	$141	1.37%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Absolute Return Income Opportunities Fund Class R Shares returned 5.83%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the FTSE 3-Month U.S. Treasury Bill Index, returned 5.64%.
Top Contributors to Performance
The Fund seeks to generate long-term returns by focusing on higher-quality, shorter-dated credits that historically have offered attractive income generation – or carry – as they near maturity. The carry earned on shorter-dated corporate credits, along with a decline in interest rates in jurisdictions where the Fund had material exposure, contributed most to returns relative to the performance benchmark.
Top Detractors from Performance
The degree to which restrictive policy has weighed on different economies drove our duration – or interest rate risk –decisions. Initially we increased duration in anticipation of a slowing global economy, then tactically reduced it as inflation proved persistent. Toward period end, slowing growth allowed us to increase duration in certain markets. Given market volatility caused by uneven economic growth and diverging inflation trajectories, we deployed hedges with the aim of dampening the impact of rate swings, and these positions generated negative returns for the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Absolute Return Income Opportunities Fund (Class R Shares/JUCRX)	5.83%	1.84%	0.89%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
FTSE 3-Month U.S. Treasury Bill Index	5.64%	2.22%	1.53%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 52,000,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$52M
Number of portfolio holdings	118
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	61%
Weighted average maturity	3.3 Years
Effective duration	1.3 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	79.1
Asset-Backed/Commercial Mortgage-Backed Securities	15.4
Investment Companies	2.4
Commercial Paper	1.6
Other	1.5
Ratings Summary (% of net assets)†
A	23.1
AA	1.9
AAA	6.1
BB+	1.1
BBB	44.9
BBB-	3.2
Ba1	11.0
Ba2	4.9
Ba3	3.4
Other	0.4
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137977 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Absolute Return Income Opportunities Fund
Class Name	Class S Shares
Trading Symbol	JUCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class S Shares/JUCSX)	$115	1.12%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Absolute Return Income Opportunities Fund Class S Shares returned 6.09%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the FTSE 3-Month U.S. Treasury Bill Index, returned 5.64%.
Top Contributors to Performance
The Fund seeks to generate long-term returns by focusing on higher-quality, shorter-dated credits that historically have offered attractive income generation – or carry – as they near maturity. The carry earned on shorter-dated corporate credits, along with a decline in interest rates in jurisdictions where the Fund had material exposure, contributed most to returns relative to the performance benchmark.
Top Detractors from Performance
The degree to which restrictive policy has weighed on different economies drove our duration – or interest rate risk –decisions. Initially we increased duration in anticipation of a slowing global economy, then tactically reduced it as inflation proved persistent. Toward period end, slowing growth allowed us to increase duration in certain markets. Given market volatility caused by uneven economic growth and diverging inflation trajectories, we deployed hedges with the aim of dampening the impact of rate swings, and these positions generated negative returns for the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Absolute Return Income Opportunities Fund (Class S Shares/JUCSX)	6.09%	2.09%	1.12%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
FTSE 3-Month U.S. Treasury Bill Index	5.64%	2.22%	1.53%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 52,000,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$52M
Number of portfolio holdings	118
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	61%
Weighted average maturity	3.3 Years
Effective duration	1.3 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	79.1
Asset-Backed/Commercial Mortgage-Backed Securities	15.4
Investment Companies	2.4
Commercial Paper	1.6
Other	1.5
Ratings Summary (% of net assets)†
A	23.1
AA	1.9
AAA	6.1
BB+	1.1
BBB	44.9
BBB-	3.2
Ba1	11.0
Ba2	4.9
Ba3	3.4
Other	0.4
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137978 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Absolute Return Income Opportunities Fund
Class Name	Class T Shares
Trading Symbol	JUCTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class T Shares/JUCTX)	$89	0.86%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
What impacted Fund performance over the reporting period?
For the 12-month period ended June 30, 2024, the Janus Henderson Absolute Return Income Opportunities Fund Class T Shares returned 6.37%. Its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.63%. Its performance benchmark, the FTSE 3-Month U.S. Treasury Bill Index, returned 5.64%.
Top Contributors to Performance
The Fund seeks to generate long-term returns by focusing on higher-quality, shorter-dated credits that historically have offered attractive income generation – or carry – as they near maturity. The carry earned on shorter-dated corporate credits, along with a decline in interest rates in jurisdictions where the Fund had material exposure, contributed most to returns relative to the performance benchmark.
Top Detractors from Performance
The degree to which restrictive policy has weighed on different economies drove our duration – or interest rate risk –decisions. Initially we increased duration in anticipation of a slowing global economy, then tactically reduced it as inflation proved persistent. Toward period end, slowing growth allowed us to increase duration in certain markets. Given market volatility caused by uneven economic growth and diverging inflation trajectories, we deployed hedges with the aim of dampening the impact of rate swings, and these positions generated negative returns for the period.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Total return based on a $10,000 investment June 30, 2014, through June 30, 2024
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
Janus Henderson Absolute Return Income Opportunities Fund (Class T Shares/JUCTX)	6.37%	2.39%	1.40%
Bloomberg U.S. Aggregate Bond Index	2.63%	(0.23)%	1.35%
FTSE 3-Month U.S. Treasury Bill Index	5.64%	2.22%	1.53%

No Deduction of Taxes [Text Block]	The graph and table include reinvestment of all dividends and distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Visit janushenderson.com/info for the most recent performance information.
Net Assets	$ 52,000,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 0.0
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Net assets	$52M
Number of portfolio holdings	118
Total investment advisory fee paid	$0.0M
Portfolio turnover rate	61%
Weighted average maturity	3.3 Years
Effective duration	1.3 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	79.1
Asset-Backed/Commercial Mortgage-Backed Securities	15.4
Investment Companies	2.4
Commercial Paper	1.6
Other	1.5
Ratings Summary (% of net assets)†
A	23.1
AA	1.9
AAA	6.1
BB+	1.1
BBB	44.9
BBB-	3.2
Ba1	11.0
Ba2	4.9
Ba3	3.4
Other	0.4
Top 5 Areas of Investment (% of net assets)
†Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.

Credit Ratings Selection [Text Block]	Credit ratings provided by Standard & Poor's ("S&P"), an independent credit rating agency. Credit ratings range from AAA (highest) to D (lowest) based on S&P's measures. Further information on S&P's rating methodology may be found at www.standardandpoors.com. Other rating agencies may rate the same securities differently. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change. "Not Rated" securities are not rated by S&P, but may be rated by other rating agencies and do not necessarily indicate low quality.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)